UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Consumer Discretionary
Central Fund

June 30, 2010

1.851896.103

CDCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTO COMPONENTS - 3.2%
Auto Parts & Equipment - 3.2%
Gentex Corp.	205,400	$ 3,693,092
Johnson Controls, Inc.	368,802	9,909,710
Tenneco, Inc. (a)	146,100	3,076,866
		16,679,668
AUTOMOBILES - 1.8%
Automobile Manufacturers - 1.8%
Bayerische Motoren Werke AG (BMW)	108,522	5,274,120
Ford Motor Co. (a)	396,800	3,999,744
		9,273,864
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Support Services - 0.4%
Viad Corp.	122,113	2,155,294
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	560,000	2,505,507
DIVERSIFIED CONSUMER SERVICES - 3.0%
Education Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	59,121	2,510,869
Career Education Corp. (a)(c)	35,900	826,418
Navitas Ltd.	596,208	2,313,944
Strayer Education, Inc.	6,304	1,310,539
		6,961,770
Specialized Consumer Services - 1.6%
Coinstar, Inc. (a)	47,660	2,047,950
Sotheby's Class A (ltd. vtg.)	170,500	3,899,335
Steiner Leisure Ltd. (a)	61,900	2,379,436
		8,326,721
TOTAL DIVERSIFIED CONSUMER SERVICES		15,288,491
FOOD & STAPLES RETAILING - 1.1%
Food Retail - 0.3%
Susser Holdings Corp. (a)	133,791	1,577,396
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club, Inc. (a)	76,700	$ 2,838,667
Costco Wholesale Corp.	23,734	1,301,335
		4,140,002
TOTAL FOOD & STAPLES RETAILING		5,717,398
HOTELS, RESTAURANTS & LEISURE - 21.3%
Casinos & Gaming - 5.2%
Bally Technologies, Inc. (a)	148,000	4,793,720
Las Vegas Sands Corp. (a)(c)	45,000	996,300
Las Vegas Sands Corp. unit	20,177	7,565,971
MGM Mirage, Inc. (a)(c)	324,495	3,128,132
Pinnacle Entertainment, Inc. (a)	111,645	1,056,162
Shuffle Master, Inc. (a)	342,135	2,740,501
WMS Industries, Inc. (a)	169,350	6,646,988
		26,927,774
Hotels, Resorts & Cruise Lines - 3.8%
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	66,101	2,580,583
Starwood Hotels & Resorts Worldwide, Inc.	202,506	8,389,824
Wyndham Worldwide Corp.	451,002	9,083,180
		20,053,587
Restaurants - 12.3%
BJ's Restaurants, Inc. (a)	135,573	3,199,523
Darden Restaurants, Inc.	153,373	5,958,541
McDonald's Corp.	488,195	32,157,405
P.F. Chang's China Bistro, Inc. (c)	72,687	2,882,040
Papa John's International, Inc. (a)	124,300	2,873,816
Ruth's Hospitality Group, Inc. (a)	321,370	1,343,327
Starbucks Corp.	415,561	10,098,132
Texas Roadhouse, Inc. Class A (a)	163,800	2,067,156
The Cheesecake Factory, Inc. (a)	133,500	2,971,710
		63,551,650
TOTAL HOTELS, RESTAURANTS & LEISURE		110,533,011
HOUSEHOLD DURABLES - 4.8%
Home Furnishings - 0.8%
Tempur-Pedic International, Inc. (a)	131,800	4,052,850
Homebuilding - 1.4%
D.R. Horton, Inc.	11,600	114,028
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Homebuilding - continued
KB Home	23,700	$ 260,700
Lennar Corp. Class A	207,500	2,886,325
Pulte Group, Inc. (a)	288,182	2,386,147
Toll Brothers, Inc. (a)	112,100	1,833,956
		7,481,156
Household Appliances - 2.6%
Stanley Black & Decker, Inc.	156,418	7,902,237
Whirlpool Corp.	60,309	5,296,336
		13,198,573
TOTAL HOUSEHOLD DURABLES		24,732,579
INTERNET & CATALOG RETAIL - 4.4%
Internet Retail - 4.4%
Amazon.com, Inc. (a)	171,391	18,726,181
Expedia, Inc.	221,514	4,160,033
		22,886,214
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
eBay, Inc. (a)	127,545	2,501,157
Monster Worldwide, Inc. (a)(c)	151,600	1,766,140
		4,267,297
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Polaris Industries, Inc.	59,266	3,237,109
MEDIA - 25.8%
Advertising - 3.2%
Interpublic Group of Companies, Inc. (a)	715,705	5,102,977
Lamar Advertising Co. Class A (a)	225,216	5,522,296
National CineMedia, Inc.	340,739	5,676,712
		16,301,985
Broadcasting - 0.7%
Discovery Communications, Inc. Class C (a)	117,216	3,625,491
Cable & Satellite - 10.8%
Comcast Corp. Class A (special) (non-vtg.)	1,151,815	18,924,320
DIRECTV (a)	458,677	15,558,324
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - continued
Time Warner Cable, Inc.	253,561	$ 13,205,457
Virgin Media, Inc.	483,753	8,073,838
		55,761,939
Movies & Entertainment - 11.1%
The Walt Disney Co.	938,372	29,558,718
Time Warner, Inc.	593,402	17,155,252
Viacom, Inc. Class B (non-vtg.)	350,825	11,005,380
		57,719,350
TOTAL MEDIA		133,408,765
MULTILINE RETAIL - 6.6%
Department Stores - 1.8%
Kohl's Corp. (a)	65,700	3,120,750
Macy's, Inc.	355,366	6,361,051
		9,481,801
General Merchandise Stores - 4.8%
Big Lots, Inc. (a)	105,026	3,370,284
Target Corp.	430,645	21,174,815
		24,545,099
TOTAL MULTILINE RETAIL		34,026,900
SPECIALTY RETAIL - 22.5%
Apparel Retail - 5.6%
Citi Trends, Inc. (a)	35,000	1,152,900
Inditex SA	44,389	2,531,018
J. Crew Group, Inc. (a)(c)	74,500	2,742,345
Ross Stores, Inc.	101,376	5,402,327
rue21, Inc.	35,100	1,064,934
TJX Companies, Inc.	238,054	9,986,365
Urban Outfitters, Inc. (a)	172,940	5,947,407
		28,827,296
Automotive Retail - 3.0%
Advance Auto Parts, Inc.	313,100	15,711,358
Computer & Electronics Retail - 2.3%
Best Buy Co., Inc.	249,181	8,437,269
hhgregg, Inc. (a)	156,170	3,641,884
		12,079,153
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 8.2%
Home Depot, Inc.	212,322	$ 5,959,879
Lowe's Companies, Inc.	1,579,319	32,249,694
Lumber Liquidators Holdings, Inc. (a)(c)	184,704	4,309,144
		42,518,717
Homefurnishing Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	277,716	10,297,709
Specialty Stores - 1.4%
Cabela's, Inc. Class A (a)(c)	88,626	1,253,172
Hengdeli Holdings Ltd.	6,050,000	2,608,019
OfficeMax, Inc. (a)	38,700	505,422
Vitamin Shoppe, Inc.	109,195	2,800,852
		7,167,465
TOTAL SPECIALTY RETAIL		116,601,698
TEXTILES, APPAREL & LUXURY GOODS - 2.9%
Apparel, Accessories & Luxury Goods - 2.9%
Coach, Inc.	85,599	3,128,643
G-III Apparel Group Ltd. (a)	104,187	2,384,840
Phillips-Van Heusen Corp.	109,500	5,066,565
Polo Ralph Lauren Corp. Class A	57,896	4,224,092
		14,804,140
TOTAL COMMON STOCKS (Cost $538,975,004)		516,117,935
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.20% (d)	1,487,562	1,487,562
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	11,384,825	11,384,825
TOTAL MONEY MARKET FUNDS (Cost $12,872,387)		12,872,387
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $551,847,391)		528,990,322
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(11,207,252)
NET ASSETS - 100%		$ 517,783,070
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,743
Fidelity Securities Lending Cash Central Fund	47,676
Total	$ 50,419
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 516,117,935	$ 493,319,356	$ 22,798,579	$ -
Money Market Funds	12,872,387	12,872,387	-	-
Total Investments in Securities:	$ 528,990,322	$ 506,191,743	$ 22,798,579	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $555,084,277. Net unrealized depreciation aggregated $26,093,955, of which $36,347,629 related to appreciated investment securities and $62,441,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Consumer Staples
Central Fund

June 30, 2010

1.851897.103

CSCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BEVERAGES - 31.0%
Brewers - 6.6%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	121,648	$ 1,428,939
Anheuser-Busch InBev SA NV	279,893	13,457,062
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	27,100	2,737,371
Molson Coors Brewing Co. Class B	434,640	18,411,350
		36,034,722
Distillers & Vintners - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	992,489	15,502,678
Diageo PLC sponsored ADR	217,804	13,665,023
		29,167,701
Soft Drinks - 19.0%
Coca-Cola Bottling Co. Consolidated	58,023	2,780,462
Coca-Cola Enterprises, Inc.	106,923	2,765,029
Coca-Cola FEMSA SAB de CV sponsored ADR	42,580	2,665,082
Coca-Cola Icecek AS	150,668	1,351,154
Cott Corp. (a)	1,100	6,386
Embotelladora Andina SA sponsored ADR (c)	127,800	2,857,608
Fomento Economico Mexicano SAB de CV sponsored ADR (a)	30,613	1,320,951
PepsiCo, Inc.	504,936	30,775,849
The Coca-Cola Co.	1,187,031	59,493,994
		104,016,515
TOTAL BEVERAGES		169,218,938
FOOD & STAPLES RETAILING - 21.1%
Drug Retail - 9.4%
CVS Caremark Corp.	848,109	24,866,556
Walgreen Co.	996,598	26,609,167
		51,475,723
Food Distributors - 0.6%
Sysco Corp.	110,106	3,145,728
Food Retail - 4.2%
Koninklijke Ahold NV	223,056	2,759,065
Kroger Co.	679,481	13,378,981
Safeway, Inc.	140,559	2,763,390
Susser Holdings Corp. (a)	122,099	1,439,547
The Pantry, Inc. (a)	173,100	2,442,441
		22,783,424
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 6.9%
BJ's Wholesale Club, Inc. (a)	267,271	$ 9,891,700
Wal-Mart Stores, Inc.	583,935	28,069,755
		37,961,455
TOTAL FOOD & STAPLES RETAILING		115,366,330
FOOD PRODUCTS - 11.9%
Agricultural Products - 3.0%
Archer Daniels Midland Co.	281,883	7,278,219
Bunge Ltd.	94,747	4,660,605
Corn Products International, Inc.	62,666	1,898,780
Origin Agritech Ltd. (a)	44,200	324,428
SLC Agricola SA	148,400	1,093,019
Viterra, Inc. (a)	200,300	1,334,016
		16,589,067
Packaged Foods & Meats - 8.9%
Ausnutria Dairy Hunan Co. Ltd. Class H (c)	2,258,000	1,378,345
Brasil Foods SA	2,000	26,272
Calavo Growers, Inc.	72,358	1,299,550
Cermaq ASA	134,300	1,079,326
Cosan Ltd. Class A (a)	52,200	487,548
Danone	26,734	1,433,156
Dean Foods Co. (a)	1,079,604	10,871,612
Lindt & Spruengli AG (c)	56	1,372,319
Mead Johnson Nutrition Co. Class A	53,206	2,666,685
Nestle SA	239,803	11,563,021
Smart Balance, Inc. (a)	31,400	128,426
Tyson Foods, Inc. Class A	104,633	1,714,935
Unilever NV unit	479,877	13,110,240
Want Want China Holdings Ltd.	1,746,000	1,465,679
		48,597,114
TOTAL FOOD PRODUCTS		65,186,181
HOTELS, RESTAURANTS & LEISURE - 0.1%
Restaurants - 0.1%
Sonic Corp. (a)	62,900	487,476
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 15.4%
Household Products - 15.4%
Colgate-Palmolive Co.	79,439	$ 6,256,616
Energizer Holdings, Inc. (a)	148,143	7,448,630
Procter & Gamble Co.	1,175,283	70,493,473
		84,198,719
PERSONAL PRODUCTS - 4.5%
Personal Products - 4.5%
Avon Products, Inc.	827,077	21,917,541
China-Biotics, Inc. (a)(c)	91,671	1,192,640
Natura Cosmeticos SA	59,100	1,309,151
		24,419,332
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	279,288	16,494,749
Perrigo Co.	1,147	67,753
		16,562,502
TOBACCO - 11.7%
Tobacco - 11.7%
Altria Group, Inc.	1,249,520	25,040,381
British American Tobacco PLC sponsored ADR (c)	434,027	27,473,909
KT&G Corp.	25,425	1,248,602
Philip Morris International, Inc.	194,104	8,897,727
Souza Cruz Industria Comerico	34,200	1,287,886
		63,948,505
TOTAL COMMON STOCKS (Cost $520,858,467)		539,387,983
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	6,667,776	$ 6,667,776
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	4,344,210	4,344,210
TOTAL MONEY MARKET FUNDS (Cost $11,011,986)		11,011,986
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $531,870,453)		550,399,969
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,896,041)
NET ASSETS - 100%		$ 546,503,928
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,475
Fidelity Securities Lending Cash Central Fund	44,746
Total	$ 60,221
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 539,387,983	$ 503,631,408	$ 35,756,575	$ -
Money Market Funds	11,011,986	11,011,986	-	-
Total Investments in Securities:	$ 550,399,969	$ 514,643,394	$ 35,756,575	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $535,028,796. Net unrealized appreciation aggregated $15,371,173, of which $49,041,271 related to appreciated investment securities and $33,670,098 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Markets Equity
Central Fund

June 30, 2010

1.876939.101

EMQ-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	37,000	$ 1,089,650
Bahamas (Nassau) - 0.2%
Petrominerales Ltd.	28,300	660,612
Bailiwick of Jersey - 0.5%
Heritage Oil PLC (a)	82,800	484,777
Randgold Resources Ltd. sponsored ADR	14,100	1,335,975
TOTAL BAILIWICK OF JERSEY		1,820,752
Bermuda - 2.4%
Aquarius Platinum Ltd. (Australia)	175,681	852,428
CNPC (Hong Kong) Ltd.	836,000	1,053,958
Huabao International Holdings Ltd.	2,694,000	3,443,639
Trinity Ltd.	1,616,000	1,075,663
VimpelCom Ltd. ADR (a)	88,600	1,433,548
TOTAL BERMUDA		7,859,236
Brazil - 15.9%
AES Tiete SA (PN) (non-vtg.)	88,500	1,011,569
Anhanguera Educacional Participacoes SA unit	66,094	988,253
Banco Do Brasil SA	246,600	3,412,728
Banco do Estado do Rio Grande do Sul SA (d)	206,000	1,463,647
BM&F BOVESPA SA	256,700	1,663,237
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	122,200	1,945,590
Cosan SA Industria e Comercio (a)	127,100	1,583,691
Ecorodovias Infraestrutura e Logistica SA (a)	239,300	1,311,959
Gafisa SA sponsored ADR	65,600	794,416
Iguatemi Empresa de Shopping Centers SA	110,300	1,927,158
Itau Unibanco Banco Multiplo SA:
ADR (c)	208,160	3,748,962
ADR (d)	31,600	569,116
Localiza Rent A Car SA	126,300	1,452,721
Lojas Renner SA	32,000	875,603
Mills Estruturas e Servicos de Engenharia SA (a)	143,000	1,084,131
Natura Cosmeticos SA	95,100	2,106,604
Net Servicos de Comunicacao SA sponsored ADR (a)	160,200	1,504,278
OGX Petroleo e Gas Participacoes SA	271,000	2,516,777
PDG Realty SA Empreendimentos e Participacoes	170,900	1,430,989
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	204,200	7,008,144
(PN) sponsored ADR (non-vtg.)	58,900	1,755,220
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	104,600	1,564,816
TIM Participacoes SA	536,500	1,449,880
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR (non-vtg.)	14,200	$ 385,388
Vale SA (PN-A) sponsored ADR (a)	461,300	9,696,523
TOTAL BRAZIL		53,251,400
Canada - 1.7%
Eldorado Gold Corp.	140,100	2,511,022
First Quantum Minerals Ltd.	16,600	835,029
Niko Resources Ltd.	10,400	967,267
Pacific Rubiales Energy Corp. (a)	35,500	795,670
Sherritt International Corp. (c)	102,800	552,361
TOTAL CANADA		5,661,349
Cayman Islands - 2.2%
China Forestry Holdings Co. Ltd.	4,952,000	1,774,659
China High Speed Transmission Equipment Group Co. Ltd.	580,000	1,218,321
Eurasia Drilling Co. Ltd. GDR (Reg. S)	59,300	1,135,334
Hidili Industry International Development Ltd. (a)	1,049,000	772,727
Shenguan Holdings Group Ltd.	1,152,000	1,025,717
Xinao Gas Holdings Ltd.	678,000	1,500,612
TOTAL CAYMAN ISLANDS		7,427,370
Chile - 0.5%
Enersis SA	4,310,915	1,709,366
China - 9.5%
Ausnutria Dairy Hunan Co. Ltd. Class H (c)	1,374,000	838,727
Baidu.com, Inc. sponsored ADR (a)	21,400	1,456,912
China Construction Bank Corp. (H Shares)	8,328,000	6,704,368
China Petroleum & Chemical Corp. (H Shares)	1,092,000	880,868
China Shenhua Energy Co. Ltd. (H Shares)	638,500	2,303,594
Digital China Holdings Ltd. (H Shares)	543,000	829,603
Golden Eagle Retail Group Ltd. (H Shares)	715,000	1,492,815
Industrial & Commercial Bank of China Ltd. (H Shares)	9,370,000	6,810,849
Jiangsu Expressway Co. Ltd. (H Shares)	1,376,000	1,244,540
Minth Group Ltd.	680,000	803,472
Ping An Insurance Group Co. China Ltd. (H Shares)	430,500	3,557,714
Tencent Holdings Ltd.	159,900	2,649,188
Weichai Power Co. Ltd. (H Shares)	191,000	1,230,922
ZTE Corp. (H Shares) (c)	332,460	1,009,500
TOTAL CHINA		31,813,072
Common Stocks - continued
	Shares	Value
Egypt - 0.8%
Commercial International Bank Ltd.	160,800	$ 1,898,490
Orascom Telecom Holding SAE	1,000,300	867,535
TOTAL EGYPT		2,766,025
Hong Kong - 5.2%
Cathay Pacific Airways Ltd.	628,000	1,242,055
China Agri-Industries Holding Ltd.	1,473,000	1,701,292
China Mobile (Hong Kong) Ltd. sponsored ADR	114,400	5,652,504
CNOOC Ltd. sponsored ADR (c)	33,400	5,683,678
Cosco Pacific Ltd.	1,064,000	1,255,789
Lenovo Group Ltd.	2,196,000	1,178,299
Sino-Ocean Land Holdings Ltd.	1,038,000	745,645
TOTAL HONG KONG		17,459,262
Hungary - 0.7%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	14,000	1,163,518
OTP Bank Ltd. (a)	63,300	1,292,141
TOTAL HUNGARY		2,455,659
India - 9.7%
Bank of Baroda	153,955	2,308,553
Bank of India	115,898	864,713
Dabur India Ltd.	359,927	1,623,692
Hindustan Petroleum Corp. Ltd.	123,497	1,244,618
Housing Development and Infrastructure Ltd. (a)	116,854	621,281
Idea Cellular Ltd. (a)	545,138	693,009
Indiabulls Real Estate Ltd. (a)	312,391	1,046,426
Infosys Technologies Ltd. sponsored ADR	73,200	4,385,412
Jain Irrigation Systems Ltd.	55,360	1,269,054
Jindal Steel & Power Ltd.	122,646	1,638,418
Larsen & Toubro Ltd.	57,559	2,227,203
Oil & Natural Gas Corp. Ltd.	92,813	2,623,408
Pantaloon Retail India Ltd.	92,524	880,388
Power Finance Corp. Ltd.	88,909	571,152
Reliance Industries Ltd.	178,480	4,155,646
Tata Consultancy Services Ltd.	121,674	1,953,323
Tata Power Co. Ltd.	41,966	1,175,980
Union Bank of India	118,721	797,650
Unitech Ltd.	1,526,519	2,414,663
TOTAL INDIA		32,494,589
Indonesia - 4.1%
PT Bakrieland Development Tbk	58,890,000	921,417
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Central Asia Tbk	2,454,500	$ 1,597,900
PT Bank Rakyat Indonesia Tbk	2,648,000	2,689,882
PT Gudang Garam Tbk	375,000	1,408,269
PT Indocement Tunggal Prakarsa Tbk	1,067,500	1,846,283
PT Indofood Sukses Makmur Tbk	4,560,500	2,066,950
PT Indosat Tbk	1,579,000	856,555
PT International Nickel Indonesia Tbk	2,561,500	1,046,296
PT Perusahaan Gas Negara Tbk Series B	3,059,500	1,297,697
TOTAL INDONESIA		13,731,249
Ireland - 0.3%
Dragon Oil PLC (a)	173,600	1,052,846
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit (a)	168,500	1,320,712
Korea (South) - 14.3%
Doosan Heavy Industries & Construction Co. Ltd.	23,047	1,408,766
Hana Financial Group, Inc.	90,070	2,385,742
Hynix Semiconductor, Inc. (a)	114,280	2,307,521
Hyundai Mipo Dockyard Co. Ltd.	10,405	1,088,972
Hyundai Mobis	15,411	2,582,086
KB Financial Group, Inc.	102,060	3,907,928
Kia Motors Corp.	71,360	1,888,793
Korea Electric Power Corp. (a)	70,770	1,824,294
Korea Exchange Bank	54,310	552,921
LG Chemical Ltd.	12,615	3,160,401
LG Display Co. Ltd.	62,810	2,063,647
LG Innotek Co. Ltd.	10,783	1,413,624
NCsoft Corp.	6,771	1,114,548
Orion Corp.	5,897	1,772,692
POSCO	11,759	4,450,930
Samsung C&T Corp.	42,187	1,779,410
Samsung Electronics Co. Ltd.	12,250	7,675,300
Samsung Engineering Co. Ltd.	16,090	1,488,484
Shinhan Financial Group Co. Ltd. sponsored ADR (c)	53,200	3,884,664
Tong Yang Life Insurance Co. Ltd.	105,450	1,096,854
TOTAL KOREA (SOUTH)		47,847,577
Luxembourg - 0.8%
Millicom International Cellular SA	12,700	1,029,589
Ternium SA sponsored ADR	45,500	1,497,860
TOTAL LUXEMBOURG		2,527,449
Common Stocks - continued
	Shares	Value
Malaysia - 0.6%
Axiata Group Bhd (a)	1,645,400	$ 1,981,208
Mexico - 4.6%
America Movil SAB de CV Series L sponsored ADR	142,700	6,778,250
Cemex SA de CV sponsored ADR	174,408	1,686,525
Corporacion Geo SA de CV Series B (a)	382,100	1,022,613
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	124,300	1,165,934
Gruma SA de CV Series B (a)	623,100	961,725
Grupo Modelo SAB de CV Series C	338,300	1,671,089
Grupo Televisa SA de CV (CPO) sponsored ADR	110,700	1,927,287
TOTAL MEXICO		15,213,423
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	302,250	1,868,967
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	64,400	2,475,536
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	26,500	1,350,705
Poland - 0.6%
ENEA SA	201,295	1,054,982
Eurocash SA	134,200	857,614
TOTAL POLAND		1,912,596
Russia - 6.1%
LSR Group OJSC:
GDR (Reg. S) (a)	86,000	646,528
unit (a)(d)	33,100	249,548
Lukoil Oil Co. sponsored:
ADR	64,900	3,342,350
ADR	6,900	353,654
Magnit OJSC GDR (Reg. S)	110,200	1,889,113
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	97,000	1,050,538
OAO Gazprom sponsored ADR	178,400	3,355,704
OAO NOVATEK GDR	34,400	2,451,961
OAO Tatneft sponsored ADR	4,900	136,760
OGK-2 JSC GDR (Reg. S) (a)	173,500	826,050
Polymetal JSC GDR (Reg. S) (a)	131,000	1,633,760
Sberbank (Savings Bank of the Russian Federation) GDR	18,500	4,613,535
TOTAL RUSSIA		20,549,501
South Africa - 6.3%
African Bank Investments Ltd.	313,300	1,235,438
Common Stocks - continued
	Shares	Value
South Africa - continued
African Rainbow Minerals Ltd.	60,300	$ 1,267,853
AngloGold Ashanti Ltd.	66,100	2,858,395
Aspen Pharmacare Holdings Ltd. (a)	138,500	1,373,038
Aveng Ltd.	278,200	1,248,517
Blue Label Telecoms Ltd. (a)	1,431,000	904,127
Clicks Group Ltd.	304,059	1,344,763
Mr. Price Group Ltd.	176,800	1,030,679
MTN Group Ltd.	75,800	997,329
Mvelaphanda Resources Ltd. (a)	226,521	1,331,157
Shoprite Holdings Ltd.	212,600	2,294,583
Standard Bank Group Ltd.	282,688	3,770,622
Truworths International Ltd.	200,500	1,400,781
TOTAL SOUTH AFRICA		21,057,282
Taiwan - 5.8%
Acer, Inc.	646,950	1,494,743
Cathay Financial Holding Co. Ltd.	351,000	516,953
Chroma ATE, Inc.	440,000	837,719
Delta Electronics, Inc.	544,000	1,728,811
Epistar Corp.	381,000	979,367
Hon Hai Precision Industry Co. Ltd. (Foxconn)	681,300	2,377,456
Synnex Technology International Corp.	621,000	1,338,022
Taiwan Mobile Co. Ltd.	838,000	1,699,848
Taiwan Semiconductor Manufacturing Co. Ltd.	191,469	356,273
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	578,301	5,644,218
Wintek Corp. (a)	1,506,000	1,198,210
Yuanta Financial Holding Co. Ltd.	1,988,000	1,056,487
TOTAL TAIWAN		19,228,107
Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	600,300	1,588,760
Banpu PCL unit	82,300	1,521,467
TOTAL THAILAND		3,110,227
Turkey - 1.6%
Asya Katilim Bankasi AS	670,000	1,548,644
Turkiye Garanti Bankasi AS	697,000	2,927,184
Turkiye Is Bankasi AS Series C	234,000	731,504
TOTAL TURKEY		5,207,332
United Kingdom - 0.9%
Ferrexpo PLC	349,600	1,284,148
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hikma Pharmaceuticals PLC	118,536	$ 1,258,236
International Personal Finance PLC	143,073	404,564
TOTAL UNITED KINGDOM		2,946,948
United States of America - 0.4%
Central European Distribution Corp. (a)	43,100	921,478
Gran Tierra Energy, Inc. (a)	82,200	413,104
TOTAL UNITED STATES OF AMERICA		1,334,582
TOTAL COMMON STOCKS (Cost $300,715,433)		331,184,589
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.20% (e)	2,428,633	2,428,633
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	10,922,725	10,922,725
TOTAL MONEY MARKET FUNDS (Cost $13,351,358)		13,351,358
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $314,066,791)		344,535,947
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(10,077,899)
NET ASSETS - 100%		$ 334,458,048
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,282,311 or 0.7% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,977
Fidelity Securities Lending Cash Central Fund	35,440
Total	$ 40,417
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 53,251,400	$ 53,251,400	$ -	$ -
Korea (South)	47,847,577	3,884,664	43,962,913	-
India	32,494,589	4,385,412	28,109,177	-
China	31,813,072	1,456,912	30,356,160	-
South Africa	21,057,282	21,057,282	-	-
Russia	20,549,501	7,524,104	13,025,397	-
Taiwan	19,228,107	5,644,218	13,583,889	-
Hong Kong	17,459,262	11,336,182	6,123,080	-
Mexico	15,213,423	15,213,423	-	-
Other	72,270,376	31,920,384	40,349,992	-
Money Market Funds	13,351,358	13,351,358	-	-
Total Investments in Securities:	$ 344,535,947	$ 169,025,339	$ 175,510,608	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $314,564,425. Net unrealized appreciation aggregated $29,971,522, of which $48,391,299 related to appreciated investment securities and $18,419,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Energy
Central Fund

June 30, 2010

1.851898.103

ENCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	18,900	$ 355,320
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	68,256	2,487,249
KBR, Inc.	216,164	4,396,776
		6,884,025
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 1.4%
centrotherm photovoltaics AG (a)	23,747	800,650
First Solar, Inc. (a)(c)	32,977	3,753,772
JA Solar Holdings Co. Ltd. ADR (a)(c)	213,416	992,384
SunPower Corp. Class B (a)	190,896	2,061,677
		7,608,483
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	20,000	1,236,400
ENERGY EQUIPMENT & SERVICES - 31.7%
Oil & Gas Drilling - 10.0%
Atwood Oceanics, Inc. (a)	66,225	1,690,062
Diamond Offshore Drilling, Inc.	23,500	1,461,465
Ensco International Ltd. ADR	186,949	7,343,357
Helmerich & Payne, Inc.	176,998	6,463,967
Hercules Offshore, Inc. (a)	155,393	377,605
Nabors Industries Ltd. (a)	534,384	9,415,846
Noble Corp.	480,353	14,847,711
Northern Offshore Ltd. (a)	496,200	922,209
Pride International, Inc. (a)	38,500	860,090
Transocean Ltd. (a)	237,619	11,008,888
		54,391,200
Oil & Gas Equipment & Services - 21.7%
Baker Hughes, Inc.	516,236	21,459,931
Basic Energy Services, Inc. (a)	20,040	154,308
Cameron International Corp. (a)	111,300	3,619,476
Complete Production Services, Inc. (a)	51,746	739,968
Core Laboratories NV	22,400	3,306,464
Dresser-Rand Group, Inc. (a)	36,500	1,151,575
Global Industries Ltd. (a)	145,162	651,777
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Halliburton Co.	439,607	$ 10,792,352
Helix Energy Solutions Group, Inc. (a)	65,600	706,512
Key Energy Services, Inc. (a)	69,200	635,256
National Oilwell Varco, Inc.	374,295	12,377,936
Oceaneering International, Inc. (a)	114,030	5,119,947
Oil States International, Inc. (a)	24,000	949,920
Schlumberger Ltd.	583,363	32,283,308
Smith International, Inc.	307,941	11,593,979
Superior Energy Services, Inc. (a)	114,286	2,133,720
Superior Well Services, Inc. (a)	8,000	133,760
Tidewater, Inc.	14,100	545,952
TSC Offshore Group Ltd. (a)	1,562,000	254,931
Weatherford International Ltd. (a)	645,349	8,479,886
Willbros Group, Inc. (a)	186,397	1,379,338
		118,470,296
TOTAL ENERGY EQUIPMENT & SERVICES		172,861,496
GAS UTILITIES - 0.7%
Gas Utilities - 0.7%
Questar Corp.	77,061	3,505,505
Zhongyu Gas Holdings Ltd. (a)	6,064,000	522,804
		4,028,309
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.)	43,273	1,279,634
OIL, GAS & CONSUMABLE FUELS - 63.0%
Coal & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc. (a)	321,491	10,888,900
Arch Coal, Inc.	159,784	3,165,321
Centennial Coal Co. Ltd.	215,354	795,120
Cloud Peak Energy, Inc.	88,895	1,178,748
CONSOL Energy, Inc.	182,883	6,174,130
International Coal Group, Inc. (a)	81,625	314,256
Massey Energy Co.	315,564	8,630,675
PT Bumi Resources Tbk	2,560,500	523,042
SouthGobi Energy Resources Ltd. (a)(d)	2,700	31,704
		31,701,896
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 32.0%
Chevron Corp.	496,835	$ 33,715,223
Exxon Mobil Corp.	1,508,603	86,095,971
Marathon Oil Corp.	849,788	26,419,909
Occidental Petroleum Corp.	257,290	19,849,924
Suncor Energy, Inc.	183,200	5,391,627
Total SA sponsored ADR	68,700	3,066,768
		174,539,422
Oil & Gas Exploration & Production - 19.0%
Anadarko Petroleum Corp.	252,400	9,109,116
Apache Corp.	128,352	10,805,955
Cabot Oil & Gas Corp.	305,400	9,565,128
Canadian Natural Resources Ltd.	128,600	4,267,942
Devon Energy Corp.	28,900	1,760,588
EXCO Resources, Inc.	326,083	4,764,073
Newfield Exploration Co. (a)	169,926	8,302,584
Niko Resources Ltd.	15,000	1,395,097
OPTI Canada, Inc. (a)	136,400	229,351
Painted Pony Petroleum Ltd. Class A (a)	102,500	601,780
Petrobank Energy & Resources Ltd. (a)	22,300	784,496
Petrohawk Energy Corp. (a)	563,086	9,555,569
Pioneer Natural Resources Co.	54,500	3,240,025
Southwestern Energy Co. (a)	601,000	23,222,640
Talisman Energy, Inc.	158,700	2,400,141
Ultra Petroleum Corp. (a)	100,521	4,448,054
Whiting Petroleum Corp. (a)	112,182	8,797,312
		103,249,851
Oil & Gas Refining & Marketing - 6.2%
CVR Energy, Inc. (a)	37,200	279,744
Frontier Oil Corp.	450,020	6,052,769
Holly Corp.	222,368	5,910,541
Petroplus Holdings AG	64,280	945,055
Sunoco, Inc.	212,396	7,385,009
Tesoro Corp.	159,000	1,855,530
Valero Energy Corp.	503,900	9,060,122
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Western Refining, Inc. (a)(c)	179,100	$ 900,873
World Fuel Services Corp.	61,600	1,597,904
		33,987,547
TOTAL OIL, GAS & CONSUMABLE FUELS		343,478,716
TOTAL COMMON STOCKS (Cost $635,985,364)		537,732,383
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $352,200)	$ 350,000	277,375
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	8,046,653	8,046,653
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	4,859,075	4,859,075
TOTAL MONEY MARKET FUNDS (Cost $12,905,728)		12,905,728
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $649,243,292)		550,915,486
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,686,535)
NET ASSETS - 100%		$ 545,228,951
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,704 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,831
Fidelity Securities Lending Cash Central Fund	110,730
Total	$ 117,561
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 537,732,383	$ 532,968,572	$ 4,763,811	$ -
Convertible Bonds	277,375	-	277,375	-
Money Market Funds	12,905,728	12,905,728	-	-
Total Investments in Securities:	$ 550,915,486	$ 545,874,300	$ 5,041,186	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $666,923,435. Net unrealized depreciation aggregated $116,007,949, of which $11,416,363 related to appreciated investment securities and $127,424,312 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Financials
Central Fund

June 30, 2010

1.851899.103

FNCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CAPITAL MARKETS - 20.2%
Asset Management & Custody Banks - 6.3%
AllianceBernstein Holding LP	348,900	$ 9,015,576
Bank of New York Mellon Corp.	34,104	842,028
EFG International	1,066,918	12,735,172
Franklin Resources, Inc.	79,303	6,835,126
Janus Capital Group, Inc.	214,081	1,901,039
Legg Mason, Inc.	290,367	8,138,987
Northern Trust Corp.	199,565	9,319,686
State Street Corp.	110,103	3,723,683
T. Rowe Price Group, Inc.	52,106	2,312,985
U.S. Global Investments, Inc. Class A	179,100	994,005
		55,818,287
Diversified Capital Markets - 0.1%
Deutsche Bank AG (NY Shares)	19,316	1,084,787
Investment Banking & Brokerage - 13.8%
Charles Schwab Corp.	5,421	76,870
Evercore Partners, Inc. Class A	256,239	5,983,181
GFI Group, Inc.	1,944,024	10,847,654
Gleacher & Co., Inc. (a)	2,302,770	5,872,064
Goldman Sachs Group, Inc.	171,207	22,474,343
Jefferies Group, Inc. (c)	902,687	19,028,642
MF Global Holdings Ltd. (a)	1,593,445	9,098,571
Morgan Stanley	1,652,798	38,361,442
TD Ameritrade Holding Corp. (a)	597,400	9,140,220
		120,882,987
TOTAL CAPITAL MARKETS		177,786,061
COMMERCIAL BANKS - 36.2%
Diversified Banks - 4.6%
Banco Macro SA sponsored ADR	79,056	2,328,199
Barclays PLC Sponsored ADR	4,500	71,505
BBVA Banco Frances SA sponsored ADR (c)	462,320	2,921,862
China Citic Bank Corp. Ltd. Class H	36,482,400	23,072,090
China Merchants Bank Co. Ltd. (H Shares)	757,510	1,812,250
Comerica, Inc.	74,267	2,735,254
Industrial & Commercial Bank of China Ltd. (H Shares)	6,764,000	4,916,604
KB Financial Group, Inc. ADR	22,011	833,997
National Bank of Greece SA sponsored ADR	269,398	584,594
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
U.S. Bancorp, Delaware	18,900	$ 422,415
Wells Fargo & Co.	13,845	354,432
		40,053,202
Regional Banks - 31.6%
1st Pacific Bancorp (a)(d)	286,751	3,441
Atlantic Southern Financial Group, Inc. (a)(c)	88,597	125,808
Bancorp New Jersey, Inc.	14,835	182,322
BancTrust Financial Group, Inc. (c)	146,850	543,345
Bar Harbor Bankshares (c)	6,800	169,796
BB&T Corp.	302,700	7,964,037
Boston Private Financial Holdings, Inc.	181,000	1,163,830
Bridge Capital Holdings (a)	21,722	197,670
Cathay General Bancorp	86,100	889,413
Chicopee Bancorp, Inc. (a)	12,770	149,537
Citizens Banking Corp., Michigan (a)	7,114,903	6,047,668
City National Corp.	322,101	16,501,234
CoBiz, Inc. (c)	1,567,668	10,330,932
Evans Bancorp, Inc.	13,872	175,481
Fifth Third Bancorp	705,400	8,669,366
First Interstate Bancsystem, Inc.	250,700	3,943,511
Glacier Bancorp, Inc.	802,417	11,771,457
Huntington Bancshares, Inc.	531,600	2,945,064
KeyCorp	127,478	980,306
Landmark Bancorp, Inc.	6,821	112,751
MidWestOne Financial Group, Inc.	17,026	263,562
Monroe Bancorp	26,000	150,800
Nara Bancorp, Inc. (a)	204,661	1,725,292
Oriental Financial Group, Inc.	262,182	3,319,224
PNC Financial Services Group, Inc.	8,590	485,335
Preferred Bank, Los Angeles California (a)(c)	98,200	205,238
Regions Financial Corp.	6,217,602	40,911,821
Salisbury Bancorp, Inc.	7,200	171,216
Savannah Bancorp, Inc.	172,700	1,685,552
Southwest Bancorp, Inc., Oklahoma	42,300	562,167
Sterling Bancshares, Inc.	393,500	1,853,385
Sun Bancorp, Inc., New Jersey (a)	110,167	414,228
SunTrust Banks, Inc.	1,751,776	40,816,381
SVB Financial Group (a)	215,052	8,866,594
Synovus Financial Corp. (c)	14,989,419	38,073,124
Tamalpais Bancorp (a)	118,518	1,244
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Umpqua Holdings Corp.	650,684	$ 7,469,852
United Security Bancshares, California	33,571	122,198
Valley National Bancorp (c)	135,555	1,846,259
W Holding Co., Inc. (a)	42,923	10,731
Washington Trust Bancorp, Inc.	15,300	260,712
West Bancorp., Inc. (a)	37,000	251,970
Wintrust Financial Corp.	381,822	12,729,945
Zions Bancorporation (c)	1,977,090	42,645,831
		277,709,630
TOTAL COMMERCIAL BANKS		317,762,832
CONSUMER FINANCE - 2.2%
Consumer Finance - 2.2%
Discover Financial Services	309,900	4,332,402
SLM Corp. (a)	1,480,528	15,382,686
		19,715,088
DIVERSIFIED FINANCIAL SERVICES - 19.6%
Other Diversified Financial Services - 14.6%
Bank of America Corp.	2,925,843	42,044,364
Citigroup, Inc. (a)	11,951,309	44,936,921
JPMorgan Chase & Co.	1,138,415	41,677,373
		128,658,658
Specialized Finance - 5.0%
BM&F BOVESPA SA	43,400	281,202
CME Group, Inc.	12,719	3,581,034
JSE Ltd.	108,000	924,352
Moody's Corp. (c)	1,956,344	38,970,372
		43,756,960
TOTAL DIVERSIFIED FINANCIAL SERVICES		172,415,618
HOTELS, RESTAURANTS & LEISURE - 0.3%
Casinos & Gaming - 0.3%
Wynn Macau Ltd. (c)	1,522,187	2,482,364
INSURANCE - 4.4%
Insurance Brokers - 0.1%
Aon Corp.	13,400	497,408
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - 0.2%
Primerica, Inc. (a)	3,200	$ 68,608
Symetra Financial Corp.	164,594	1,975,128
		2,043,736
Multi-Line Insurance - 2.5%
Genworth Financial, Inc. Class A (a)	1,130,100	14,770,407
Hartford Financial Services Group, Inc.	325,438	7,201,943
		21,972,350
Property & Casualty Insurance - 1.6%
ACE Ltd.	112,200	5,776,056
CNA Financial Corp. (a)	273,306	6,985,701
United Fire & Casualty Co.	52,395	1,038,469
		13,800,226
Reinsurance - 0.0%
Everest Re Group Ltd.	1,201	84,935
TOTAL INSURANCE		38,398,655
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
China Finance Online Co. Ltd. ADR (a)	1,176,325	8,351,908
IT SERVICES - 12.1%
Data Processing & Outsourced Services - 12.1%
CoreLogic, Inc. (a)	850,282	15,015,980
Euronet Worldwide, Inc. (a)	460,595	5,891,010
MasterCard, Inc. Class A	168,895	33,699,619
MoneyGram International, Inc. (a)	3,334,156	8,168,682
Visa, Inc. Class A	618,759	43,777,199
		106,552,490
MEDIA - 2.2%
Advertising - 0.1%
SearchMedia Holdings Ltd. (a)	221,722	682,904
Publishing - 2.1%
McGraw-Hill Companies, Inc.	652,626	18,364,896
TOTAL MEDIA		19,047,800
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Development - 0.3%
Central China Real Estate Ltd.	11,146,000	$ 2,509,468
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	37,426	1,050,548
THRIFTS & MORTGAGE FINANCE - 0.7%
Thrifts & Mortgage Finance - 0.7%
BofI Holding, Inc. (a)	94,582	1,335,498
Cheviot Financial Corp.	118,832	995,812
First Financial Northwest, Inc.	27,800	110,088
Mayflower Bancorp, Inc.	22,502	166,515
Meridian Interstate Bancorp, Inc. (a)	634	6,911
Ocean Shore Holding Co.	91,594	950,746
Osage Bancshares, Inc.	47,931	347,500
Park Bancorp, Inc. (a)	148	636
Washington Federal, Inc.	144,477	2,337,638
Washington Mutual, Inc. (a)	276,828	45,677
		6,297,021
TOTAL COMMON STOCKS (Cost $982,756,092)		872,369,853
Convertible Preferred Stocks - 0.0%

COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50%	100	243
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75% (a)	225,600	115,056
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $585,932)		115,299
Money Market Funds - 13.3%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	1,418,407	$ 1,418,407
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	115,235,638	115,235,638
TOTAL MONEY MARKET FUNDS (Cost $116,654,045)		116,654,045
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $1,099,996,069)		989,139,197
NET OTHER ASSETS (LIABILITIES) - (12.6)%		(110,933,049)
NET ASSETS - 100%		$ 878,206,148
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,189
Fidelity Securities Lending Cash Central Fund	157,278
Total	$ 180,467
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
1st Pacific Bancorp	$ -	$ 234,796	$ -	$ -	$ 3,441
Total	$ -	$ 234,796	$ -	$ -	$ 3,441
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 872,369,853	$ 824,494,405	$ 47,527,948	$ 347,500
Convertible Preferred Stocks	115,299	-	115,299	-
Money Market Funds	116,654,045	116,654,045	-	-
Total Investments in Securities:	$ 989,139,197	$ 941,148,450	$ 47,643,247	$ 347,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(90,245)
Cost of Purchases	437,745
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 347,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (90,245)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,142,407,117. Net unrealized depreciation aggregated $153,267,920, of which $24,134,323 related to appreciated investment securities and $177,402,243 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
Central Fund

June 30, 2010

1.816012.106

FR1-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 88.7%
	Principal Amount	Value
Aerospace - 2.1%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 2.35% 5/11/14 (d)	$ 1,073,040	$ 984,514
Tranche 2LN, term loan 5.35% 5/11/15 pay-in-kind (d)	859,836	756,656
Sequa Corp. term loan 3.5651% 12/3/14 (d)	51,765,314	46,847,609
TransDigm, Inc. term loan 2.5384% 6/23/13 (d)	9,760,000	9,467,200
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.1% 3/28/14 (d)	570,000	544,350
		58,600,329
Air Transportation - 1.8%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2964% 4/30/12 (d)	9,760,356	9,247,937
Tranche 2LN, term loan 3.5478% 4/30/14 (d)	13,577,257	12,083,758
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (d)	4,865,000	4,220,388
US Airways Group, Inc. term loan 2.8128% 3/23/14 (d)	28,415,342	22,448,121
		48,000,204
Automotive - 5.7%
AM General LLC:
term loan 6.0401% 4/17/12 (d)	7,271,065	5,816,852
Credit-Linked Deposit 3.3472% 9/30/12 (d)	125,331	110,291
Tranche B, term loan 3.4472% 9/30/13 (d)	2,352,896	2,070,549
Federal-Mogul Corp.:
Tranche B, term loan 2.2875% 12/27/14 (d)	57,495,115	50,451,964
Tranche C, term loan 2.2875% 12/27/15 (d)	29,334,243	25,447,455
Ford Motor Co. term loan 3.331% 12/15/13 (d)	67,164,968	63,386,939
Oshkosh Co. Tranche B, term loan 6.54% 12/6/13 (d)	4,639,433	4,651,031
Rexnord Corp. Tranche B, term loan 2.8344% 7/19/13 (d)	4,740,820	4,527,483
		156,462,564
Broadcasting - 3.5%
Clear Channel Communications, Inc. Tranche A, term loan 3.7472% 7/30/14 (d)	9,730,000	7,492,100
Nexstar Broadcasting, Inc. term loan 5.0968% 9/30/16 (d)	3,485,000	3,432,725
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (d)	67,749,871	56,232,393
VNU, Inc. term loan 2.35% 8/9/13 (d)	29,995,611	28,120,885
		95,278,103
Floating Rate Loans (e) - continued
	Principal Amount	Value
Cable TV - 4.6%
Charter Communications Operating LLC:
Tranche B 1LN, term loan 2.35% 3/6/14 (d)	$ 85,818,145	$ 79,493,350
Tranche C, term loan 3.79% 9/6/16 (d)	3,890,000	3,627,425
CSC Holdings, Inc. Tranche B3, term loan 3.3601% 3/29/16 (d)	18,391,412	17,587,708
Liberty Cablevision of Puerto Rico LTC term loan 2.5371% 6/15/14 (d)	1,988,500	1,809,535
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (d)	4,788,605	4,776,633
UPC Broadband Holding BV:
Tranche T, term loan 3.93% 12/31/16 (d)	2,429,363	2,283,601
Tranche X, term loan 2.18% 12/31/17 (d)	18,199,627	16,925,653
		126,503,905
Capital Goods - 1.4%
Baker Tanks, Inc. Tranche C, term loan 4.8984% 5/8/14 (d)	1,275,582	1,199,047
Dresser, Inc.:
Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (d)	18,963,460	17,446,383
Tranche B 1LN, term loan 2.6951% 5/4/14 (d)	5,142,545	4,692,572
EnergySolutions, Inc.:
Credit-Linked Deposit 4.1% 6/7/13 (d)	186,202	175,961
term loan 4.1% 6/7/13 (d)	4,618,021	4,444,845
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.9416% 11/10/13 (d)	1,171,504	995,778
Polypore, Inc. Tranche B, term loan 2.35% 7/3/14 (d)	9,627,565	9,146,187
		38,100,773
Chemicals - 1.8%
Celanese Holding LLC term loan 2.0415% 4/2/14 (d)	6,797,404	6,440,541
Chemtura Corp. term loan 6% 2/1/11 (d)	9,740,000	9,691,300
Lyondell Chemical Co. term loan 5.5% 4/8/16 (d)	4,455,000	4,482,844
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (d)	7,225,128	6,466,490
Nalco Co. term loan 6.5% 5/13/16 (d)	6,335,925	6,328,005
Solutia, Inc. Tranche B, term loan 4.7519% 3/17/17 (d)	4,852,838	4,846,771
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (d)	7,669,529	7,774,985
Tranche B 2LN, term loan 9% 9/20/10 (d)	2,060,471	2,088,802
		48,119,738
Floating Rate Loans (e) - continued
	Principal Amount	Value
Consumer Products - 2.0%
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.61% 10/26/14 (d)	$ 4,710,000	$ 4,521,600
Tranche B 1LN, term loan 2.1% 4/26/14 (d)	8,705,470	8,139,615
Revlon Consumer Products Corp. term loan 5.9695% 3/11/15 (d)	9,710,663	9,467,896
Spectrum Brands, Inc. term loan 8% 6/16/16 (d)	14,610,000	14,610,000
Sports Authority, Inc. Tranche B, term loan 2.7222% 5/3/13 (d)	20,397,516	18,561,740
		55,300,851
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	10,392,245	10,314,303
Tranche 2LN, term loan 10% 9/2/16 (d)	5,840,000	5,723,200
		16,037,503
Diversified Financial Services - 5.1%
AlixPartners LLP Tranche C, term loan 2.4904% 10/12/13 (d)	2,388,892	2,257,503
AX Acquisition Corp. Tranche B1, term loan 3.6875% 8/15/14 (d)	8,312,982	7,725,919
BRSP LLC term loan 7.5% 6/24/14 (d)	10,023,700	9,923,463
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (d)	18,829,032	14,404,210
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (d)	11,233,000	11,120,670
Tranche 2LN, term loan 7% 3/17/16 (d)	8,237,000	8,134,038
LPL Investment Holdings, Inc.:
term loan 4.25% 6/25/15 (d)	7,324,602	7,031,618
Tranche D, term loan 2.2208% 6/28/13 (d)	2,326,959	2,245,515
Nuveen Investments, Inc. term loan 3.446% 11/13/14 (d)	12,735,394	10,570,377
Royalty Pharma Finance Trust Tranche B, term loan 2.7834% 4/16/13 (d)	19,817,380	19,347,708
Sheridan Production Partners LP term loan 7.5% 4/20/17 (d)	23,820,000	22,867,200
Springboard Finance LLC term loan 7% 2/23/15 (d)	4,937,500	4,814,063
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (d)	14,641,425	14,587,252
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7834% 12/15/14 (d)	3,280,000	2,919,200
		137,948,736
Floating Rate Loans (e) - continued
	Principal Amount	Value
Diversified Media - 0.7%
Advanstar, Inc. Tranche 1LN, term loan 2.7834% 5/31/14 (d)	$ 4,646,300	$ 3,298,873
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (d)	9,705,675	9,184,480
Autotrader.Com, Inc. Tranche B, term loan 6% 6/14/16 (d)	4,870,000	4,863,913
Quebecor Media, Inc. Tranche B, term loan 2.3028% 1/17/13 (d)	1,217,207	1,165,476
		18,512,742
Electric Utilities - 8.3%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (d)	3,120,652	2,874,900
term loan 3.5334% 3/30/14 (d)	26,010,642	23,962,304
Bicent Power LLC Tranche 2LN, term loan 4.54% 12/31/14 (d)	7,570,000	4,617,700
Calpine Corp. Tranche D, term loan 3.415% 3/29/14 (d)	33,134,236	30,234,991
Calpine New Development Holdings LLC term loan 7% 6/8/17 (d)	38,955,000	38,565,450
MACH Gen LLC Credit-Linked Deposit 2.5401% 2/22/13 (d)	242,828	220,973
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (d)	9,420,000	8,336,700
Texas Competitive Electric Holdings Co. LLC Tranche DD, term loan 3.8509% 10/10/14 (d)	33,983,200	24,637,820
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.8509% 10/10/14 (d)	8,684,618	6,404,906
Tranche B2, term loan 3.9754% 10/10/14 (d)	85,492,050	62,836,657
Tranche B3, term loan 3.8509% 10/10/14 (d)	33,908,673	24,753,331
		227,445,732
Energy - 0.6%
Alon USA, Inc. term loan 2.6807% 8/4/13 (d)	2,092,800	1,559,136
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 3.0625% 11/1/13 (d)	158,748	145,254
Tranche B 1LN, term loan 3.0625% 11/1/13 (d)	9,443,369	8,640,683
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (d)	7,699,229	6,775,321
		17,120,394
Floating Rate Loans (e) - continued
	Principal Amount	Value
Entertainment/Film - 1.1%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (d)	$ 8,124,638	$ 8,043,391
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (b)(d)	17,257,383	7,765,822
Tranche B1, term loan 20.5% 4/8/12 (b)(d)	5,497,554	2,473,899
National CineMedia LLC term loan 2.29% 2/13/15 (d)	11,330,000	10,678,525
		28,961,637
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.35% 3/30/14 (d)	213,400	182,457
Food and Drug Retail - 2.2%
BI-LO LLC term loan 9.5% 5/12/15 (d)	19,216,750	18,928,499
GNC Corp. term loan 2.6062% 9/16/13 (d)	13,231,493	12,404,525
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (d)	4,969,794	4,634,333
Tranche ABL, term loan 2.1034% 6/4/14 (d)	28,810,843	24,777,325
		60,744,682
Food/Beverage/Tobacco - 0.7%
Advance Food Co.:
Tranche 1LN, term loan 2.1% 3/16/14 (d)	1,790,828	1,692,332
Tranche DD 1LN, term loan 2.1% 3/16/14 (d)	154,672	146,165
Bolthouse Farms, Inc. Tranche 2LN, term loan 9.5% 8/11/16 (d)	7,790,000	7,760,788
Jetro Holdings, Inc. term loan 2.6% 7/2/14 (d)	9,461,441	8,988,369
		18,587,654
Gaming - 5.3%
Centaur Gaming LLC:
Tranche 1LN, term loan 9.25% 10/30/12 (b)(d)	6,925,024	5,678,520
Tranche 2LN, term loan 14.25% 10/30/12 (b)(d)	2,983,254	59,665
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)	7,383,147	6,349,506
Greenwood Racing, Inc. term loan 2.6% 11/28/11 (d)	6,850,741	6,645,218
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.3158% 1/28/15 (d)	14,499,470	11,962,063
Tranche B2, term loan 3.3158% 1/28/15 (d)	4,609,410	3,814,287
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (d)	9,686,325	9,662,109
Kerzner International Ltd.:
term loan 3.5338% 9/1/13 (d)	46,762,116	30,862,997
Tranche DD, term loan 3.5365% 9/1/13 (d)	26,664,573	17,598,618
Floating Rate Loans (e) - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (d)	$ 16,557,143	$ 15,812,071
Venetian Macau Ltd.:
Tranche B, term loan 5.04% 5/26/13 (d)	14,585,951	14,075,442
Tranche DD, term loan 5.04% 5/26/12 (d)	7,260,841	7,006,711
Venetian Macau US Finance, Inc. Tranche B, term loan 5.04% 5/25/13 (d)	16,213,956	15,646,468
		145,173,675
Healthcare - 9.1%
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	3,960,000	3,960,000
Community Health Systems, Inc.:
Tranche B, term loan 2.7878% 7/25/14 (d)	38,150,473	35,670,692
Tranche DD, term loan 2.7878% 7/25/14 (d)	1,957,921	1,830,656
Concentra Operating Corp.:
Tranche 2LN, term loan 6.04% 6/25/15 (d)	1,590,000	1,434,975
Tranche B 1LN, term loan 2.79% 6/25/14 (d)	6,596,271	6,134,532
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0972% 3/14/11 (d)	2,747,354	2,664,933
Tranche 2LN, term loan 8.0972% 9/14/11 (d)	9,060,000	8,742,900
Graceway Pharmaceuticals LLC Tranche B 1LN, term loan 3.0972% 5/3/12 (d)	4,593,426	3,674,741
HCA, Inc.:
Tranche B, term loan 2.7834% 11/17/13 (d)	24,991,199	23,586,694
Tranche B2, term loan 3.7834% 3/31/17 (d)	59,933,869	57,164,924
HealthSouth Corp. term loan:
2.79% 3/10/13 (d)	4,185,140	4,028,197
4.29% 3/15/14 (d)	3,444,551	3,375,660
Manor Care, Inc. term loan 2.8472% 12/21/14 (d)	9,876,898	9,062,054
Mylan, Inc. Tranche B, term loan 3.754% 10/2/14 (d)	11,339,342	11,240,690
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (d)	10,859,692	10,452,454
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (d)	3,157,594	2,794,470
Rural/Metro Operating Co., LLC term loan 7% 12/9/14 (d)	7,746,075	7,736,392
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5658% 6/15/14 (d)	20,667,083	19,013,717
Tranche 2LN, term loan 6.0972% 6/15/15 (d)	8,000,000	7,240,000
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.5334% 4/19/13 (d)	1,223,882	1,181,046
Tranche B, term loan 2.4458% 4/19/14 (d)	8,413,196	8,118,734
Team Health, Inc. term loan 2.4982% 11/22/12 (d)	6,324,442	6,008,220
Floating Rate Loans (e) - continued
	Principal Amount	Value
Healthcare - continued
VWR Funding, Inc. term loan 2.8472% 6/29/14 (d)	$ 8,036,907	$ 7,454,232
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (d)	3,135,000	3,127,163
Tranche B, term loan 5.75% 4/30/15 (d)	3,936,933	3,927,091
		249,625,167
Homebuilding/Real Estate - 1.8%
Capital Automotive (REIT) Tranche C, term loan 2.86% 12/14/12 (d)	11,872,119	11,070,751
CB Richard Ellis Services, Inc.:
Tranche B1, term loan 6.5% 12/20/15 (d)	8,491,321	8,448,865
Tranche B1-A, term loan 6.5% 12/20/15 (d)	5,530,540	5,495,974
Realogy Corp.:
Credit-Linked Deposit 3.2013% 10/10/13 (d)	3,880,443	3,346,882
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	5,059,600
Tranche B, term loan 3.2915% 10/10/13 (d)	14,413,074	12,431,277
Tranche DD, term loan 3.2927% 10/10/13 (d)	4,949,109	4,157,252
		50,010,601
Insurance - 0.4%
USI Holdings Corp. Tranche B, term loan 3.29% 5/4/14 (d)	10,771,051	9,801,657
Leisure - 2.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (d)	31,345,000	29,150,850
Cannery Casino Resorts LLC:
term loan 4.6009% 5/18/13 (d)	2,115,655	1,904,089
Tranche B, term loan 4.5975% 5/18/13 (d)	2,273,148	2,045,834
London Arena & Waterfront Finance LLC Tranche A, term loan 2.9353% 3/8/12 (d)	2,499,280	2,324,330
Six Flags, Inc. term loan 6.25% 6/30/16 (d)	9,725,000	9,530,500
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (d)	14,812,782	14,775,750
		59,731,353
Metals/Mining - 0.3%
Oxbow Carbon LLC Tranche B, term loan 2.5334% 5/8/14 (d)	9,330,103	8,712,450
Paper - 0.4%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5369% 12/20/12 (d)	4,889,698	4,724,671
Tranche C, term loan 3.7855% 12/23/14 (d)	5,261,260	5,182,341
		9,907,012
Floating Rate Loans (e) - continued
	Principal Amount	Value
Publishing/Printing - 2.7%
Cenveo Corp.:
Tranche C, term loan 5.0393% 6/21/13 (d)	$ 9,884,755	$ 9,736,484
Tranche DD, term loan 5.0393% 6/21/13 (d)	282,814	278,572
Getty Images, Inc. term loan 6.25% 7/2/15 (d)	8,371,462	8,402,855
Idearc, Inc. term loan 11% 12/31/15 (d)	2,463,779	2,118,850
Newsday LLC term loan:
6.5528% 8/1/13 (d)	4,000,000	4,000,000
10.5% 8/1/13	8,000,000	8,280,000
Quad/Graphics, Inc. term loan 4/23/16 (d)(f)	13,620,000	13,075,200
Quebecor World, Inc. term loan 9% 7/12/12 (d)	5,156,915	5,195,591
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (d)	17,065,385	14,676,231
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (b)(d)	8,055,238	4,752,590
Yell Group PLC Tranche B1, term loan 4.0972% 7/31/14 (d)	6,017,447	3,911,340
		74,427,713
Railroad - 0.2%
Helm Holding Corp. Tranche B 1LN, term loan 2.8472% 7/8/11 (d)	889,233	871,448
Kansas City Southern Railway Co. Tranche B, term loan 2.1566% 4/28/13 (d)	5,805,873	5,718,785
		6,590,233
Restaurants - 0.5%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (d)	1,216,733	1,040,307
term loan 2.8798% 6/14/14 (d)	13,083,535	11,186,423
		12,226,730
Services - 2.7%
Adesa, Inc. term loan 3.1% 10/20/13 (d)	6,340,975	5,992,221
Affinion Group Holdings, Inc. term loan 8.3913% 3/1/12 (d)	5,453,732	4,926,702
ARAMARK Corp.:
Credit-Linked Deposit 2.2234% 1/26/14 (d)	284,889	264,946
term loan 2.4084% 1/26/14 (d)	3,930,479	3,655,345
Credit-Linked Deposit 3.5984% 7/26/16 (d)	512,694	492,186
Tranche B, term loan 3.7834% 7/26/16 (d)	7,795,851	7,484,017
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (d)	9,076,831	9,008,755
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.8093% 2/7/14 (d)	1,875,348	1,673,748
Floating Rate Loans (e) - continued
	Principal Amount	Value
Services - continued
Central Parking Corp.:
Credit-Linked Deposit 2.6875% 5/22/14 (d)	$ 3,236,777	$ 2,880,731
Tranche 2LN, term loan 4.8125% 11/22/14 (d)	1,950,000	1,501,500
Tranche B 1LN, term loan 2.8125% 5/22/14 (d)	4,453,630	3,963,731
Educate, Inc. Tranche 2LN, term loan 8.5076% 6/14/14 (d)	2,691,354	2,556,786
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.3125% 6/1/13 (d)	5,892,926	5,480,421
Florida Career College Holdings, Inc. Tranche B, term loan 2.7834% 6/7/13 (d)	8,120,834	7,430,563
Hertz Corp.:
Credit-Linked Deposit 2.0975% 12/21/12 (d)	2,138,802	2,021,168
Tranche B, term loan 2.1% 12/21/12 (d)	15,218,589	14,381,566
		73,714,386
Specialty Retailing - 2.0%
Burlington Coat Factory Warehouse Corp. term loan 2.6655% 5/28/13 (d)	7,656,389	7,139,583
Claire's Stores, Inc. term loan 3.0972% 5/29/14 (d)	7,011,722	5,749,612
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (d)	5,525,512	5,152,540
Tranche B2, term loan 5.0106% 7/31/16 (d)	7,436,090	7,157,237
Sally Holdings LLC Tranche B, term loan 2.6% 11/16/13 (d)	9,151,777	8,762,826
Toys 'R' Us, Inc. term loan 4.5972% 7/19/12 (d)	20,000,000	19,700,000
		53,661,798
Steels - 0.2%
Tube City IMS Corp.:
term loan 2.5972% 1/25/14 (d)	4,524,429	4,173,786
Revolving Credit-Linked Deposit 2.7834% 1/25/14 (d)	566,838	522,908
		4,696,694
Super Retail - 1.1%
Bass Pro Group LLC Tranche B, term loan 5.0564% 4/12/15 (d)	8,698,200	8,611,218
Dave & Buster's Holdings, Inc. Tranche B, term loan 6.5% 6/1/16 (d)	4,865,000	4,816,350
Dollar General Corp. Tranche B1, term loan 3.0923% 7/6/14 (d)	11,265,093	10,758,164
Floating Rate Loans (e) - continued
	Principal Amount	Value
Super Retail - continued
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (d)	$ 1,497,592	$ 1,407,736
PETCO Animal Supplies, Inc. term loan 2.6799% 10/26/13 (d)	5,762,782	5,474,643
		31,068,111
Technology - 8.2%
Avaya, Inc. term loan 3.2597% 10/24/14 (d)	18,345,127	15,662,152
First Data Corp.:
Tranche B1, term loan 3.0972% 9/24/14 (d)	14,589,887	12,291,980
Tranche B2, term loan 3.0972% 9/24/14 (d)	21,901,110	18,451,685
Tranche B3, term loan 3.0972% 9/24/14 (d)	21,904,683	18,454,695
Flextronics International Ltd.:
Tranche B A1, term loan 2.5528% 10/1/14 (d)	6,108,819	5,665,929
Tranche B-A, term loan 2.5417% 10/1/14 (d)	21,258,689	19,717,434
Freescale Semiconductor, Inc. term loan 4.6038% 12/1/16 (d)	40,180,707	35,258,571
Intergraph Corp.:
Tranche 1LN, term loan 4.7878% 5/29/14 (d)	3,667,753	3,539,381
Tranche 2LN, term loan 10.25% 11/29/14 (d)	3,950,000	3,959,875
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (d)	19,332,447	18,365,825
Tranche 2LN, term loan 6.2834% 6/11/15 (d)	30,920,000	28,755,600
Serena Software, Inc. term loan 2.5366% 3/10/13 (d)	6,925,667	6,475,498
SunGard Data Systems, Inc. term loan 2.1% 2/28/14 (d)	24,660,427	23,119,150
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (d)	14,650,000	14,357,000
		224,074,775
Telecommunications - 8.1%
Asurion Corp.:
Tranche 1LN, term loan 3.3607% 7/3/14 (d)	19,353,750	18,289,294
Tranche 2LN, term loan 6.8503% 7/3/15 (d)	11,805,000	11,509,875
Consolidated Communications, Inc. term loan 2.85% 12/31/14 (d)	5,000,000	4,687,500
Digicel International Finance Ltd.:
Tranche A, term loan 2.8125% 3/30/12 (d)	61,151,223	57,482,150
Tranche C, term loan 2.8125% 3/23/12 (d)	2,354,214	2,212,961
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (b)(d)	7,489,353	4,999,143
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (d)	47,923,189	44,089,334
Intelsat Ltd. Tranche B, term loan 2.7915% 7/3/13 (d)	20,340,030	19,526,429
Knology, Inc. term loan 2.6013% 6/30/12 (d)	8,806,238	8,630,114
Floating Rate Loans (e) - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Financing, Inc. term loan 2.5478% 3/13/14 (d)	$ 24,020,000	$ 21,197,650
PanAmSat Corp.:
Tranche B2 A, term loan 2.7915% 1/3/14 (d)	6,820,046	6,274,443
Tranche B2 B, term loan 2.7915% 1/3/14 (d)	6,817,953	6,272,517
Tranche B2 C, term loan 2.7915% 1/3/14 (d)	6,817,953	6,272,517
Telesat Holding, Inc.:
Tranche A, term loan 3.35% 10/31/14 (d)	4,142,742	3,914,891
Tranche DD, term loan 3.35% 10/31/14 (d)	355,096	335,566
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.6577% 5/26/13 (d)	2,355,000	2,307,900
Tranche C 1LN, term loan 4.6577% 5/26/14 (d)	2,355,000	2,307,900
		220,310,184
Textiles & Apparel - 0.7%
Iconix Brand Group, Inc. term loan 2.5409% 4/30/13 (d)	8,573,017	8,337,259
Levi Strauss & Co. term loan 2.5972% 4/4/14 (d)	11,550,000	10,626,000
		18,963,259
Trucking & Freight - 0.6%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (d)	18,250,209	16,835,818
TOTAL FLOATING RATE LOANS (Cost $2,457,985,406)		2,421,439,620
Nonconvertible Bonds - 7.3%

Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (c)	1,965,000	2,031,810
Capital Goods - 0.2%
Esco Corp. 4.4121% 12/15/13 (c)(d)	5,250,000	4,672,500
Chemicals - 0.1%
Lyondell Chemical Co. 11% 5/1/18	2,618,809	2,808,673
Diversified Financial Services - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (c)	6,450,000	6,256,500
Ineos Finance PLC 9% 5/15/15 (c)	2,175,000	2,166,844
MU Finance PLC 8.375% 2/1/17 (c)	11,755,000	11,284,800
		19,708,144
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20 (c)	$ 3,285,000	$ 3,268,575
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)	4,865,000	3,551,450
OPTI Canada, Inc. 8.25% 12/15/14	4,865,000	4,256,875
		7,808,325
Gaming - 1.0%
Chukchansi Economic Development Authority 4.1226% 11/15/12 (c)(d)	8,886,000	5,864,760
Harrah's Operating Co., Inc. 11.25% 6/1/17	7,075,000	7,428,750
MGM Mirage, Inc.:
10.375% 5/15/14	3,350,000	3,643,125
11.125% 11/15/17	4,715,000	5,198,288
13% 11/15/13	4,720,000	5,439,800
		27,574,723
Insurance - 0.1%
USI Holdings Corp. 4.3109% 11/15/14 (c)(d)	3,050,000	2,493,375
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (c)	3,260,000	3,276,300
Metals/Mining - 0.4%
FMG Finance Property Ltd. 4.5384% 9/1/11 (c)(d)	10,205,000	10,153,975
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0944% 8/1/14 (d)	5,350,000	4,601,000
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (c)(d)	8,830,000	8,807,925
Restaurants - 0.2%
Games Merger Corp. 11% 6/1/18 (c)	5,000,000	5,050,000
Services - 0.6%
ARAMARK Corp. 3.8466% 2/1/15 (d)	10,595,000	9,747,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9359% 5/15/14 (d)	7,975,000	6,898,375
		16,645,775
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 1.5%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (d)	$ 10,816,833	$ 10,113,739
Freescale Semiconductor, Inc.:
4.4121% 12/15/14 (d)	18,925,000	16,464,750
10.125% 3/15/18 (c)	4,870,000	5,016,100
GeoEye, Inc. 9.625% 10/1/15 (c)	1,150,000	1,178,750
NXP BV 3.0528% 10/15/13 (d)	11,385,000	9,734,175
		42,507,514
Telecommunications - 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	7,300,000	7,281,750
Clearwire Escrow Corp. 12% 12/1/15 (c)	10,000,000	9,975,000
Qwest Corp. 3.7871% 6/15/13 (d)	15,410,000	15,255,900
		32,512,650
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 4.1211% 12/15/14 (d)	6,590,000	6,194,600
TOTAL NONCONVERTIBLE BONDS (Cost $198,241,537)		200,115,864
Common Stocks - 1.0%
	Shares
Chemicals - 0.8%
LyondellBasell Industries NV:
Class A (a)	706,309	11,406,890
Class B (a)	646,779	10,445,481
		21,852,371
Publishing/Printing - 0.2%
RDA Holding Co. (a)	302,519	6,050,380
SuperMedia, Inc. (a)	12,209	223,303
		6,273,683
TOTAL COMMON STOCKS (Cost $29,710,265)		28,126,054
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	29
Cash Equivalents - 5.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $134,783,000)	$ 134,783,065	$ 134,783,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,820,720,237)		2,784,464,567
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(55,104,083)
NET ASSETS - 100%		$ 2,729,360,484
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,330,414 or 3.4% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $13,620,000 and $13,075,200, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$134,783,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 19,320,714
Bank of America, NA	28,585,434
Barclays Capital, Inc.	39,958,950
Credit Agricole Securities (USA) Inc.	28,585,434
Mizuho Securities USA, Inc.	9,528,478
RBC Capital Markets Corp.	8,803,990
$ 134,783,000
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,273,683	$ 223,303	$ 6,050,380	$ -
Materials	21,852,371	21,852,371	-	-
Corporate Bonds	200,115,864	-	200,115,864	-
Floating Rate Loans	2,421,439,620	-	2,421,439,620	-
Other	29	-	-	29
Cash Equivalents	134,783,000	-	134,783,000	-
Total Investments in Securities:	$ 2,784,464,567	$ 22,075,674	$ 2,762,388,864	$ 29
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 5,268,298
Total Realized Gain (Loss)	(49,698)
Total Unrealized Gain (Loss)	508,141
Cost of Purchases	29
Proceeds of Sales	(4,583,783)
Amortization/Accretion	(65)
Transfers in to Level 3	-
Transfers out of Level 3	(1,142,893)
Ending Balance	$ 29
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,766,393,539. Net unrealized appreciation aggregated $18,071,028, of which $141,386,109 related to appreciated investment securities and $123,315,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Health Care
Central Fund

June 30, 2010

1.851900.103

HCCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BIOTECHNOLOGY - 18.6%
Biotechnology - 18.6%
Acorda Therapeutics, Inc. (a)	141,010	$ 4,386,821
Alexion Pharmaceuticals, Inc. (a)	221,857	11,356,860
Allos Therapeutics, Inc. (a)	239,500	1,468,135
Alnylam Pharmaceuticals, Inc. (a)(c)	81,074	1,217,731
Amgen, Inc. (a)	266,547	14,020,372
Anadys Pharmaceuticals, Inc. (a)	318,255	611,050
ARIAD Pharmaceuticals, Inc. (a)(c)	1,058,157	2,984,003
Biogen Idec, Inc. (a)	311,259	14,769,240
BioMarin Pharmaceutical, Inc. (a)	521,071	9,879,506
Celgene Corp. (a)	103,700	5,270,034
Cephalon, Inc. (a)	79,726	4,524,451
Dynavax Technologies Corp. (a)	593,496	1,103,903
Genzyme Corp. (a)	175,161	8,892,924
Gilead Sciences, Inc. (a)	327,972	11,242,880
Human Genome Sciences, Inc. (a)	110,987	2,514,965
Incyte Corp. (a)	421,799	4,669,315
Ironwood Pharmaceuticals, Inc. Class A	84,600	1,008,432
Keryx Biopharmaceuticals, Inc. (a)(c)	283,100	1,036,146
Micromet, Inc. (a)(c)	175,061	1,092,381
Neurocrine Biosciences, Inc. (a)	289,700	1,622,320
Protalix BioTherapeutics, Inc. (a)(c)	259,431	1,585,123
Seattle Genetics, Inc. (a)	233,593	2,800,780
Targacept, Inc. (a)	182,900	3,535,457
United Therapeutics Corp. (a)	156,600	7,643,646
ZIOPHARM Oncology, Inc. (a)	291,834	928,032
		120,164,507
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	357,800	1,667,348
Stewart Enterprises, Inc. Class A	296,320	1,603,091
		3,270,439
ELECTRONIC EQUIPMENT & COMPONENTS - 1.8%
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc. (a)	411,164	11,689,393
HEALTH CARE EQUIPMENT & SUPPLIES - 16.6%
Health Care Equipment - 14.8%
American Medical Systems Holdings, Inc. (a)	289,500	6,403,740
ArthroCare Corp. (a)	133,179	4,081,936
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
C. R. Bard, Inc.	225,760	$ 17,503,173
CareFusion Corp. (a)	242,000	5,493,400
Conceptus, Inc. (a)(c)	115,686	1,802,388
Covidien PLC	515,335	20,706,160
Edwards Lifesciences Corp. (a)	245,606	13,758,848
Genmark Diagnostics, Inc.	126,911	560,947
HeartWare International, Inc. (a)	41,055	2,876,724
HeartWare International, Inc. CDI unit (a)	463,796	960,236
Micrus Endovascular Corp. (a)	244,017	5,073,113
NuVasive, Inc. (a)(c)	106,600	3,780,036
Orthofix International NV (a)	114,216	3,660,623
Orthovita, Inc. (a)	1,106,996	2,247,202
William Demant Holding AS (a)	56,232	4,112,632
Wright Medical Group, Inc. (a)	128,468	2,133,853
		95,155,011
Health Care Supplies - 1.8%
AGA Medical Holdings, Inc.	122,900	1,559,601
Cooper Companies, Inc.	183,506	7,301,704
RTI Biologics, Inc. (a)	999,642	2,928,951
		11,790,256
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		106,945,267
HEALTH CARE PROVIDERS & SERVICES - 22.2%
Health Care Distributors & Services - 3.3%
Henry Schein, Inc. (a)	123,700	6,791,130
McKesson Corp.	182,030	12,225,135
Sinopharm Group Co. Ltd. (H Shares)	266,400	970,691
United Drug PLC (Ireland)	579,500	1,614,762
		21,601,718
Health Care Facilities - 1.7%
Emeritus Corp. (a)	142,849	2,329,867
Hanger Orthopedic Group, Inc. (a)	297,377	5,340,891
LCA-Vision, Inc. (a)	126,513	700,882
Medcath Corp. (a)	144,681	1,137,193
Sunrise Senior Living, Inc. (a)(c)	543,330	1,510,457
		11,019,290
Health Care Services - 12.4%
Express Scripts, Inc. (a)	614,624	28,899,620
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Health Grades, Inc. (a)	454,046	$ 2,724,276
Laboratory Corp. of America Holdings (a)	40,700	3,066,745
LHC Group, Inc. (a)	145,550	4,039,013
Medco Health Solutions, Inc. (a)	703,418	38,744,262
Team Health Holdings, Inc.	187,475	2,422,177
		79,896,093
Managed Health Care - 4.8%
Aetna, Inc.	266,067	7,018,847
CIGNA Corp.	400,506	12,439,716
Health Net, Inc. (a)	79,719	1,942,752
UnitedHealth Group, Inc.	164,100	4,660,440
WellPoint, Inc. (a)	101,904	4,986,163
		31,047,918
TOTAL HEALTH CARE PROVIDERS & SERVICES		143,565,019
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	453,928	7,308,241
Cerner Corp. (a)	143,613	10,898,791
Computer Programs & Systems, Inc.	49,713	2,034,256
MedAssets, Inc. (a)	124,212	2,866,813
		23,108,101
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
WebMD Health Corp. (a)	85,375	3,963,961
LIFE SCIENCES TOOLS & SERVICES - 12.0%
Life Sciences Tools & Services - 12.0%
Covance, Inc. (a)	267,489	13,727,535
Illumina, Inc. (a)	659,290	28,698,894
Life Technologies Corp. (a)	103,583	4,894,297
PAREXEL International Corp. (a)	298,735	6,476,575
PerkinElmer, Inc.	333,654	6,896,628
QIAGEN NV (a)(c)	619,586	11,908,443
Waters Corp. (a)	69,822	4,517,483
		77,119,855
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 21.7%
Pharmaceuticals - 21.7%
Abbott Laboratories	142,129	$ 6,648,795
Allergan, Inc.	372,628	21,709,307
Ardea Biosciences, Inc. (a)(c)	227,000	4,667,120
Cadence Pharmaceuticals, Inc. (a)(c)	258,809	1,814,251
Cardiome Pharma Corp. (a)	309,400	2,551,812
Hikma Pharmaceuticals PLC	98,841	1,049,177
King Pharmaceuticals, Inc. (a)	310,991	2,360,422
Merck & Co., Inc.	939,204	32,843,964
Optimer Pharmaceuticals, Inc. (a)	139,674	1,294,778
Perrigo Co.	107,244	6,334,903
Pfizer, Inc.	1,654,888	23,598,703
Piramal Healthcare Ltd.	164,054	1,686,612
Pronova BioPharma ASA (a)	169,658	334,292
Shire PLC sponsored ADR	175,700	10,784,466
Teva Pharmaceutical Industries Ltd. sponsored ADR	114,829	5,969,960
Valeant Pharmaceuticals International (a)	311,300	16,277,877
		139,926,439
TOTAL COMMON STOCKS (Cost $587,305,586)		629,752,981
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.20% (d)	10,366,586	10,366,586
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	21,854,425	21,854,425
TOTAL MONEY MARKET FUNDS (Cost $32,221,011)		32,221,011
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $619,526,597)		661,973,992
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(16,829,748)
NET ASSETS - 100%		$ 645,144,244
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,261
Fidelity Securities Lending Cash Central Fund	107,334
Total	$ 117,595
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 629,752,981	$ 619,024,579	$ 10,728,402	$ -
Money Market Funds	32,221,011	32,221,011	-	-
Total Investments in Securities:	$ 661,973,992	$ 651,245,590	$ 10,728,402	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $625,162,090. Net unrealized appreciation aggregated $36,811,902, of which $72,669,857 related to appreciated investment securities and $35,857,955 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® High Income
Central Fund 1

June 30, 2010

1.816013.106

HP1-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.1%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 470,000	$ 260,850
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	1,160,000	957,000
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,313,700	1,102,687
TOTAL CONVERTIBLE BONDS		2,320,537
Nonconvertible Bonds - 88.7%
Aerospace - 0.6%
BE Aerospace, Inc. 8.5% 7/1/18	1,030,000	1,081,500
Sequa Corp.:
11.75% 12/1/15 (c)	1,885,000	1,856,725
13.5% 12/1/15 pay-in-kind (c)	334,663	339,683
		3,277,908
Air Transportation - 2.5%
American Airlines, Inc. 10.5% 10/15/12 (c)	1,475,000	1,541,375
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,621,050
6.977% 11/23/22	109,784	90,023
8.608% 10/1/12	390,000	376,350
10.375% 7/2/19	864,008	963,369
Continental Airlines, Inc. pass-thru trust certificates:
7.875% 7/2/18	203,996	181,556
8.388% 5/1/22	167,938	156,182
9.798% 4/1/21	3,298,171	3,067,299
Continental Airlines, Inc. 9.25% 5/10/17	485,000	499,550
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	770,000	812,350
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,263,678	1,213,131
8.954% 8/10/14	327,175	322,267
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	218,890	192,623
United Air Lines, Inc.:
9.875% 8/1/13 (c)	365,000	377,410
12% 11/1/13 (c)	465,000	487,088
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	649,891	539,409
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17	$ 1,110,000	$ 1,179,375
12% 1/15/16 (c)	395,000	413,763
		14,034,170
Automotive - 2.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,480,000	1,420,800
10.625% 3/15/18	355,000	373,638
Ford Motor Credit Co. LLC:
7% 4/15/15	1,685,000	1,676,575
7.5% 8/1/12	1,210,000	1,237,225
8% 6/1/14	1,570,000	1,613,175
8% 12/15/16	1,010,000	1,033,332
8.125% 1/15/20	1,260,000	1,286,919
12% 5/15/15	1,610,000	1,855,525
General Motors Acceptance Corp. 6.875% 8/28/12	1,890,000	1,885,275
Lear Corp. 7.875% 3/15/18	1,515,000	1,511,213
Navistar International Corp. 8.25% 11/1/21	1,700,000	1,721,250
		15,614,927
Banks and Thrifts - 3.1%
Bank of America Corp.:
8% (e)	450,000	435,375
8.125% (e)	1,345,000	1,308,013
CIT Group, Inc.:
7% 5/1/13	167,280	160,589
7% 5/1/14	1,830,921	1,711,911
7% 5/1/15	740,921	679,795
7% 5/1/16	2,403,202	2,180,906
7% 5/1/17	4,100,485	3,700,688
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	2,390,000	1,971,750
GMAC LLC:
6.75% 12/1/14	2,110,000	2,046,700
8% 12/31/18	615,000	568,875
8% 11/1/31	1,085,000	1,003,625
Zions Bancorp. 7.75% 9/23/14	1,660,000	1,692,104
		17,460,331
Broadcasting - 1.9%
Belo Corp. 8% 11/15/16	770,000	796,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.:
5.5% 9/15/14	$ 1,525,000	$ 838,750
11.75% 8/1/16 pay-in-kind (e)	1,175,000	741,474
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (c)	260,000	258,700
Series B 9.25% 12/15/17 (c)	2,140,000	2,150,700
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (c)	2,250,000	2,227,500
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(e)	3,141,712	2,516,511
Univision Communications, Inc. 12% 7/1/14 (c)	900,000	965,250
		10,495,835
Cable TV - 3.6%
Cablevision Systems Corp.:
7.75% 4/15/18	815,000	815,000
8% 4/15/20	815,000	827,225
8.625% 9/15/17 (c)	1,815,000	1,833,150
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (c)	1,870,000	1,874,675
8.125% 4/30/20 (c)	1,170,000	1,184,625
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	3,510,000	3,496,838
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	333,687	389,997
CSC Holdings LLC:
8.5% 4/15/14	920,000	961,400
8.5% 6/15/15	800,000	826,000
8.625% 2/15/19	1,400,000	1,471,680
EchoStar Communications Corp. 7.125% 2/1/16	1,090,000	1,095,450
Insight Communications, Inc. 9.375% 7/15/18 (c)	1,415,000	1,415,000
Kabel Deutschland GmbH 10.625% 7/1/14	1,275,000	1,316,438
UPC Germany GmbH 8.125% 12/1/17 (c)	1,310,000	1,283,800
Videotron Ltd. 9.125% 4/15/18	1,405,000	1,527,938
		20,319,216
Capital Goods - 1.4%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	1,435,000	1,420,650
Case Corp. 7.25% 1/15/16	770,000	771,925
Case New Holland, Inc. 7.75% 9/1/13	1,725,000	1,759,500
Coleman Cable, Inc. 9% 2/15/18 (c)	1,345,000	1,311,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (c)	$ 1,680,000	$ 1,625,400
11.75% 8/1/16	765,000	803,250
		7,692,100
Chemicals - 2.0%
Huntsman International LLC:
5.5% 6/30/16 (c)	1,480,000	1,302,400
7.875% 11/15/14	260,000	251,550
8.625% 3/15/20 (c)	1,200,000	1,110,000
LBI Escrow Corp. 8% 11/1/17 (c)	1,200,000	1,233,000
Lyondell Chemical Co. 11% 5/1/18	2,620,000	2,809,950
NOVA Chemicals Corp.:
3.7476% 11/15/13 (e)	845,000	777,400
6.5% 1/15/12	1,475,000	1,482,375
8.375% 11/1/16	1,425,000	1,425,000
8.625% 11/1/19	895,000	895,000
		11,286,675
Consumer Products - 0.8%
ACCO Brands Corp. 10.625% 3/15/15	1,000,000	1,070,000
Jostens Holding Corp. 10.25% 12/1/13	3,135,000	3,201,619
		4,271,619
Containers - 2.1%
Berry Plastics Corp.:
5.0528% 2/15/15 (e)	770,000	731,500
8.25% 11/15/15	1,760,000	1,760,000
8.875% 9/15/14	1,130,000	1,084,800
9.5% 5/15/18 (c)	2,160,000	1,965,600
Crown Cork & Seal, Inc. 7.375% 12/15/26	2,755,000	2,507,050
Greif, Inc. 6.75% 2/1/17	3,670,000	3,569,075
		11,618,025
Diversified Financial Services - 4.5%
GMAC, Inc. 8% 3/15/20 (c)	1,535,000	1,515,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (c)	2,065,000	2,003,050
8% 1/15/18 (c)	2,415,000	2,342,550
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	580,000	371,200
Ineos Finance PLC 9% 5/15/15 (c)	1,850,000	1,843,063
International Lease Finance Corp.:
5.625% 9/20/13	750,000	676,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14	$ 605,000	$ 536,938
6.375% 3/25/13	165,000	154,688
6.625% 11/15/13	790,000	726,800
8.625% 9/15/15 (c)	1,530,000	1,445,850
8.75% 3/15/17 (c)	3,120,000	2,932,800
MU Finance PLC 8.375% 2/1/17 (c)	1,270,000	1,219,200
National Money Mart Co. 10.375% 12/15/16 (c)	1,380,000	1,400,700
Nuveen Investments, Inc.:
5.5% 9/15/15	510,000	351,900
10.5% 11/15/15	510,000	446,250
Penson Worldwide, Inc. 12.5% 5/15/17 (c)	600,000	598,500
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	1,400,000	1,456,000
SLM Corp. 8% 3/25/20	2,848,000	2,503,158
Sprint Capital Corp. 8.75% 3/15/32	905,000	864,275
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	1,735,000	1,810,820
		25,200,430
Diversified Media - 2.6%
Affinion Group, Inc. 11.5% 10/15/15	1,580,000	1,659,000
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(e)	1,395,000	1,440,338
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	565,000	553,700
10% 7/15/17	515,000	567,788
Liberty Media Corp. 8.25% 2/1/30	120,000	110,400
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	3,235,000	3,048,988
10% 8/1/14	1,605,000	1,649,138
11.5% 5/1/16	1,050,000	1,149,750
11.625% 2/1/14	2,625,000	2,874,375
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	774,200
7.75% 3/15/16	1,010,000	989,800
		14,817,477
Electric Utilities - 5.4%
AES Corp.:
7.75% 3/1/14	555,000	561,938
7.75% 10/15/15	1,945,000	1,969,313
8% 10/15/17	905,000	909,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
9.75% 4/15/16 (c)	$ 1,470,000	$ 1,580,250
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	2,155,000	2,198,100
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	1,485,000	1,167,581
Intergen NV 9% 6/30/17 (c)	2,390,000	2,378,050
IPALCO Enterprises, Inc. 7.25% 4/1/16 (c)	495,000	506,138
Mirant Americas Generation LLC:
8.5% 10/1/21	3,210,000	2,953,200
9.125% 5/1/31	3,745,000	3,445,400
NRG Energy, Inc.:
7.25% 2/1/14	1,075,000	1,085,750
7.375% 2/1/16	505,000	501,213
7.375% 1/15/17	1,690,000	1,673,100
NSG Holdings II, LLC 7.75% 12/15/25 (c)	4,685,000	4,122,800
Otter Tail Corp. 9% 12/15/16	1,115,000	1,193,050
RRI Energy, Inc. 7.625% 6/15/14	4,265,000	4,201,025
		30,446,433
Energy - 6.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,120,000	964,460
6.95% 6/15/19	525,000	458,635
Antero Resources Finance Corp. 9.375% 12/1/17 (c)	1,480,000	1,480,000
Atlas Pipeline Partners LP 8.125% 12/15/15	1,310,000	1,205,200
Chesapeake Energy Corp. 7.625% 7/15/13	445,000	465,025
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	275,000	261,250
7.75% 5/15/17	435,000	413,250
9.5% 5/15/16	570,000	575,700
Continental Resources, Inc. 7.375% 10/1/20 (c)	595,000	589,050
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	830,000	830,000
Denbury Resources, Inc. 9.75% 3/1/16	1,415,000	1,517,588
Drummond Co., Inc. 7.375% 2/15/16	2,530,000	2,428,800
El Paso Corp. 7% 6/15/17	830,000	830,000
Forest Oil Corp. 8.5% 2/15/14	1,820,000	1,897,350
Frontier Oil Corp. 8.5% 9/15/16	1,395,000	1,412,438
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	900,000	798,750
LINN Energy LLC 8.625% 4/15/20 (c)	1,515,000	1,550,981
OPTI Canada, Inc.:
8.25% 12/15/14	1,920,000	1,680,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
OPTI Canada, Inc.: - continued
9% 12/15/12 (c)	$ 775,000	$ 782,750
Pan American Energy LLC 7.875% 5/7/21 (c)	1,990,000	1,970,100
Parker Drilling Co. 9.125% 4/1/18 (c)	1,300,000	1,222,000
Petrohawk Energy Corp.:
7.875% 6/1/15	410,000	411,025
9.125% 7/15/13	605,000	633,738
10.5% 8/1/14	1,355,000	1,456,625
Petroleum Development Corp. 12% 2/15/18	615,000	634,988
Pioneer Natural Resources Co.:
6.65% 3/15/17	1,210,000	1,210,000
7.5% 1/15/20	1,530,000	1,575,900
Plains Exploration & Production Co.:
7% 3/15/17	3,175,000	3,024,188
10% 3/1/16	1,515,000	1,605,900
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,080,000	2,825,900
9.125% 8/15/19	945,000	954,450
11.75% 1/1/16	1,030,000	1,138,150
		38,804,191
Entertainment/Film - 0.5%
MCE Finance Ltd. 10.25% 5/15/18 (c)	2,770,000	2,908,500
Food and Drug Retail - 1.2%
Albertsons, Inc.:
7.45% 8/1/29	775,000	643,250
7.75% 6/15/26	170,000	141,100
8% 5/1/31	1,045,000	903,925
SUPERVALU, Inc.:
7.5% 11/15/14	220,000	220,000
8% 5/1/16	1,150,000	1,135,625
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (c)	1,575,000	1,295,438
Tops Markets LLC 10.125% 10/15/15 (c)	2,440,000	2,513,200
		6,852,538
Food/Beverage/Tobacco - 0.2%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	1,350,000	1,306,125
Gaming - 2.3%
Chukchansi Economic Development Authority 8% 11/15/13 (c)	90,000	63,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Las Vegas Sands Corp. 6.375% 2/15/15	$ 1,275,000	$ 1,224,000
MGM Mirage, Inc.:
6.625% 7/15/15	880,000	686,400
7.5% 6/1/16	220,000	173,800
Scientific Games Corp.:
7.875% 6/15/16 (c)	1,710,000	1,684,350
9.25% 6/15/19	1,725,000	1,768,125
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,565,000	1,529,788
7.25% 5/1/12	1,320,000	1,290,300
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (c)(e)	800,000	638,000
9.125% 2/1/15 (c)	355,000	297,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,914,000	1,923,570
6.625% 12/1/14	1,835,000	1,835,000
		13,113,646
Healthcare - 7.3%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (c)	1,317,000	1,399,313
12.375% 11/1/14 (c)	455,000	485,713
Biomet, Inc.:
10% 10/15/17	1,770,000	1,907,175
10.375% 10/15/17 pay-in-kind (e)	485,000	521,375
Community Health Systems, Inc. 8.875% 7/15/15	2,945,000	3,033,350
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	3,525,000	3,674,813
HCA, Inc.:
8.5% 4/15/19	1,740,000	1,835,700
9.125% 11/15/14	2,415,000	2,517,638
9.25% 11/15/16	2,685,000	2,832,675
9.625% 11/15/16 pay-in-kind (e)	1,456,000	1,543,360
9.875% 2/15/17	790,000	839,375
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	830,000	811,325
9% 5/15/16	1,340,000	1,343,350
Mylan, Inc. 7.625% 7/15/17 (c)	1,510,000	1,551,525
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,010,000	4,997,475
7% 1/15/16	435,000	429,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20 (c)	$ 820,000	$ 805,650
Psychiatric Solutions, Inc. 7.75% 7/15/15	205,000	206,538
Senior Housing Properties Trust 6.75% 4/15/20	1,320,000	1,303,500
Valeant Pharmaceuticals International:
7.625% 3/15/20 (c)	975,000	1,150,500
8.375% 6/15/16	1,345,000	1,546,750
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	2,365,000	2,282,225
8% 2/1/18 (c)(d)	1,430,000	1,379,950
Ventas Realty LP:
6.5% 6/1/16	1,400,000	1,403,500
6.5% 6/1/16	215,000	215,538
6.625% 10/15/14	1,245,000	1,263,675
		41,281,551
Homebuilding/Real Estate - 0.6%
DuPont Fabros Technology LP 8.5% 12/15/17 (c)	670,000	686,750
Lennar Corp. 12.25% 6/1/17	760,000	858,800
Standard Pacific Corp.:
7% 8/15/15	485,000	446,200
8.375% 5/15/18	480,000	457,200
10.75% 9/15/16	1,100,000	1,155,000
		3,603,950
Hotels - 0.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	130,000	129,675
9% 5/15/17	1,025,000	1,086,500
Host Marriott LP 7.125% 11/1/13	2,530,000	2,542,650
		3,758,825
Leisure - 2.6%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	1,465,000	1,448,519
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	920,000	910,800
NCL Corp. Ltd. 11.75% 11/15/16	755,000	800,300
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	660,000	757,350
yankee:
7% 6/15/13	1,045,000	1,039,775
7.25% 6/15/16	4,235,000	4,150,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7.5% 10/15/27	$ 2,180,000	$ 1,910,116
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	1,482,390
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (c)	560,000	562,800
10.875% 11/15/16 (c)	1,335,000	1,381,725
		14,444,075
Metals/Mining - 2.1%
Arch Coal, Inc. 8.75% 8/1/16 (c)	470,000	489,411
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	1,015,000
CONSOL Energy, Inc.:
8% 4/1/17 (c)	1,305,000	1,350,675
8.25% 4/1/20 (c)	1,665,000	1,739,925
Drummond Co., Inc. 9% 10/15/14 (c)	375,000	380,625
FMG Finance Property Ltd.:
10% 9/1/13 (c)	1,055,000	1,113,025
10.625% 9/1/16 (c)	1,225,000	1,353,625
Massey Energy Co. 6.875% 12/15/13	2,005,000	1,957,381
Severstal Columbus LLC 10.25% 2/15/18 (c)	2,490,000	2,514,900
		11,914,567
Paper - 1.2%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (c)	1,395,000	1,370,588
Domtar Corp.:
7.125% 8/15/15	545,000	572,250
10.75% 6/1/17	715,000	856,213
Rock-Tenn Co. 9.25% 3/15/16	2,310,000	2,448,600
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	785,000	745,750
11.5% 7/1/14	835,000	895,538
		6,888,939
Services - 4.1%
ARAMARK Corp.:
3.8466% 2/1/15 (e)	1,780,000	1,637,600
8.5% 2/1/15	2,570,000	2,602,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9359% 5/15/14 (e)	975,000	843,375
7.625% 5/15/14	3,490,000	3,350,400
7.75% 5/15/16	2,925,000	2,749,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.: - continued
9.625% 3/15/18 (c)	$ 420,000	$ 424,200
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,569,150
7.75% 10/1/16	760,000	760,000
Hertz Corp.:
8.875% 1/1/14	1,890,000	1,908,900
10.5% 1/1/16	2,000,000	2,075,000
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	3,070,000	2,924,175
Rural/Metro Corp. 12.75% 3/15/16	870,000	922,200
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(e)	1,360,000	1,394,000
		23,160,625
Shipping - 2.8%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	1,655,000	1,663,275
9.5% 12/15/14	2,075,000	1,992,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	584,000	502,240
8.125% 3/30/18	1,430,000	1,406,763
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,275,679
Teekay Corp. 8.5% 1/15/20	625,000	628,125
Western Express, Inc. 12.5% 4/15/15 (c)	515,000	472,513
		15,940,595
Steels - 1.5%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	555,000	471,750
Edgen Murray Corp. 12.25% 1/15/15 (c)	2,305,000	1,947,725
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	1,440,000	1,368,000
Steel Dynamics, Inc.:
6.75% 4/1/15	1,755,000	1,717,794
7.375% 11/1/12	1,875,000	1,931,250
7.625% 3/15/20 (c)	225,000	221,063
Tube City IMS Corp. 9.75% 2/1/15	775,000	749,813
		8,407,395
Super Retail - 1.9%
AutoNation, Inc. 6.75% 4/15/18	1,150,000	1,135,625
Intcomex, Inc. 13.25% 12/15/14 (c)	1,210,000	1,258,400
Ltd. Brands, Inc. 7% 5/1/20	655,000	658,275
Netflix, Inc. 8.5% 11/15/17	2,220,000	2,311,464
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
QVC, Inc. 7.125% 4/15/17 (c)	$ 725,000	$ 721,375
Sonic Automotive, Inc. 9% 3/15/18	760,000	763,800
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (c)	2,315,000	2,546,500
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	1,140,000	1,171,350
		10,566,789
Technology - 5.4%
Amkor Technology, Inc. 7.375% 5/1/18 (c)	1,435,000	1,399,125
Avaya, Inc.:
9.75% 11/1/15	2,205,000	2,061,675
10.125% 11/1/15 pay-in-kind (e)	3,599,418	3,365,456
First Data Corp. 10.55% 9/24/15 pay-in-kind (e)	1,214,708	853,987
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (e)	2,124,759	1,901,659
9.25% 4/15/18 (c)	1,350,000	1,323,000
10.125% 12/15/16	885,000	699,150
10.125% 3/15/18 (c)	2,400,000	2,472,000
Jabil Circuit, Inc.:
7.75% 7/15/16	1,340,000	1,400,300
8.25% 3/15/18	140,000	148,400
Lucent Technologies, Inc.:
6.45% 3/15/29	1,875,000	1,237,500
6.5% 1/15/28	2,150,000	1,419,000
Seagate HDD Cayman 6.875% 5/1/20 (c)	1,050,000	994,875
Seagate Technology HDD Holdings 6.8% 10/1/16	1,190,000	1,154,300
SunGard Data Systems, Inc. 10.25% 8/15/15	1,020,000	1,053,150
Terremark Worldwide, Inc. 12% 6/15/17	1,850,000	2,090,500
Viasystems, Inc. 12% 1/15/15 (c)	740,000	799,200
Xerox Capital Trust I 8% 2/1/27	6,230,000	6,272,109
		30,645,386
Telecommunications - 13.8%
Citizens Communications Co.:
7.875% 1/15/27	425,000	378,250
9% 8/15/31	1,020,000	946,050
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	1,460,000	1,456,350
Clearwire Escrow Corp. 12% 12/1/15 (c)	3,515,000	3,506,213
Cleveland Unlimited, Inc. 13.5% 12/15/10 (c)(e)	585,000	549,900
Cricket Communications, Inc.:
7.75% 5/15/16	1,355,000	1,382,100
9.375% 11/1/14	1,215,000	1,233,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Cricket Communications, Inc.: - continued
10% 7/15/15	$ 585,000	$ 611,325
Digicel Group Ltd.:
8.25% 9/1/17 (c)	1,430,000	1,401,400
8.875% 1/15/15 (c)	4,280,000	4,130,200
9.125% 1/15/15 pay-in-kind (c)(e)	770,000	746,900
10.5% 4/15/18 (c)	410,000	420,250
12% 4/1/14 (c)	1,355,000	1,510,825
Equinix, Inc. 8.125% 3/1/18	1,380,000	1,400,700
Frontier Communications Corp.:
7.875% 4/15/15 (c)	870,000	878,700
8.125% 10/1/18	2,365,000	2,341,350
8.25% 5/1/14	1,070,000	1,112,800
8.25% 4/15/17 (c)	1,280,000	1,289,600
8.5% 4/15/20 (c)	435,000	437,175
Global Crossing Ltd. 12% 9/15/15 (c)	2,205,000	2,337,300
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)	3,754,609	3,577,308
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,880,000	3,016,800
11.5% 6/15/16	1,390,000	1,476,875
Intelsat Ltd.:
6.5% 11/1/13	2,880,000	2,700,000
7.625% 4/15/12	1,125,000	1,125,000
11.25% 6/15/16	580,000	619,150
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	245,000	247,756
8.875% 1/15/15	1,810,000	1,839,413
MetroPCS Wireless, Inc.:
9.25% 11/1/14	1,885,000	1,941,550
9.25% 11/1/14	1,210,000	1,246,300
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,618,488
6.875% 10/31/13	2,435,000	2,358,906
7.375% 8/1/15	3,385,000	3,215,750
NII Capital Corp.:
8.875% 12/15/19	1,250,000	1,281,250
10% 8/15/16	2,110,000	2,220,775
PAETEC Holding Corp.:
8.875% 6/30/17	1,190,000	1,184,050
8.875% 6/30/17 (c)	465,000	462,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	$ 2,300,000	$ 2,288,500
7.5% 2/15/14	525,000	526,313
8% 10/1/15 (c)	1,640,000	1,685,100
Qwest Corp.:
3.7871% 6/15/13 (e)	1,400,000	1,386,000
8.375% 5/1/16	880,000	965,800
Sprint Capital Corp. 6.875% 11/15/28	2,470,000	2,050,100
Sprint Nextel Corp.:
6% 12/1/16	2,705,000	2,427,738
8.375% 8/15/17	2,390,000	2,390,000
U.S. West Communications 7.5% 6/15/23	1,750,000	1,675,625
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	2,070,000	2,121,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	2,215,000	2,010,389
		77,729,974
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	700,000	708,750
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	1,230,000	1,174,650
TOTAL NONCONVERTIBLE BONDS		499,746,217
TOTAL CORPORATE BONDS (Cost $479,870,150)		502,066,754
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.029% 8/1/24 (c)(e) (Cost $499,135)	670,188	254,672
Common Stocks - 0.2%
	Shares
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	6,551	231,250
Chemicals - 0.0%
LyondellBasell Industries NV Class B (a)	23	371
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f)	144,445	$ 897,003
TOTAL COMMON STOCKS (Cost $6,050,528)		1,128,624
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	6,600	285,186
Nonconvertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (c)	1,220	945,500
TOTAL PREFERRED STOCKS (Cost $1,350,917)		1,230,686
Floating Rate Loans - 6.3%
	Principal Amount
Aerospace - 0.2%
Sequa Corp. term loan 3.5651% 12/3/14 (e)	$ 1,250,000	1,131,250
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (e)	843,457	750,677
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (e)	714,711	620,012
US Airways Group, Inc. term loan 2.8128% 3/23/14 (e)	2,125,000	1,678,750
		3,049,439
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.2875% 12/27/14 (e)	1,669,358	1,464,862
Tranche C, term loan 2.2875% 12/27/15 (e)	990,608	859,352
Ford Motor Co. term loan 3.331% 12/15/13 (e)	3,690,114	3,482,545
		5,806,759
Broadcasting - 0.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (e)	1,743,928	1,447,460
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (e)	2,578,235	2,388,219
Floating Rate Loans - continued
	Principal Amount	Value
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (e)	$ 880,000	$ 809,600
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	925,428	918,487
Tranche 2LN, term loan 10% 9/2/16 (e)	1,045,000	1,024,100
		1,942,587
Diversified Financial Services - 1.2%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/2/16 (e)	2,285,000	2,270,719
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	1,791,000	1,791,000
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (e)	985,000	753,525
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	972,000	962,280
Tranche 2LN, term loan 7% 3/17/16 (e)	713,000	704,088
		6,481,612
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (e)	532,047	490,148
term loan 3.5334% 3/30/14 (e)	4,691,609	4,322,145
		4,812,293
Gaming - 0.3%
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (e)	356,454	315,462
Tranche B, term loan 2.05% 5/23/14 (e)	1,734,867	1,535,357
		1,850,819
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,521,450
Technology - 0.3%
Avaya, Inc. term loan 3.2597% 10/24/14 (e)	1,139,104	972,510
First Data Corp.:
Tranche B1, term loan 3.0972% 9/24/14 (e)	415,725	350,248
Tranche B3, term loan 3.0972% 9/24/14 (e)	583,462	491,567
		1,814,325
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.5%
Asurion Corp. Tranche 2LN, term loan 6.8503% 7/3/15 (e)	$ 2,040,000	$ 1,989,000
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (e)	605,000	556,600
		2,545,600
TOTAL FLOATING RATE LOANS (Cost $33,758,028)		35,601,413
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $24,330,000)	$ 24,330,012	24,330,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $545,858,758)		564,612,149
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,075,362)
NET ASSETS - 100%		$ 563,536,787
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,940,278 or 28.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $897,003 or 0.2% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$24,330,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 3,487,628
Bank of America, NA	5,160,025
Barclays Capital, Inc.	7,213,085
Credit Agricole Securities (USA) Inc.	5,160,025
Mizuho Securities USA, Inc.	1,720,008
RBC Capital Markets Corp.	1,589,229
$ 24,330,000
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,128,253	$ 231,250	$ -	$ 897,003
Financials	945,500	-	945,500	-
Materials	371	371	-	-
Utilities	285,186	-	285,186	-
Corporate Bonds	502,066,754	-	502,066,754	-
Commercial Mortgage Securities	254,672	-	-	254,672
Floating Rate Loans	35,601,413	-	35,601,413	-
Cash Equivalents	24,330,000	-	24,330,000	-
Total Investments in Securities:	$ 564,612,149	$ 231,621	$ 563,228,853	$ 1,151,675
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,215,780
Total Realized Gain (Loss)	(21,838)
Total Unrealized Gain (Loss)	(16,318)
Cost of Purchases	-
Proceeds of Sales	(22,457)
Amortization/Accretion	(3,492)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,151,675
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (33,168)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $541,075,861. Net unrealized appreciation aggregated $23,536,288, of which $36,296,363 related to appreciated investment securities and $12,760,075 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Industrials
Central Fund

June 30, 2010

1.851901.103

INCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 17.8%
Aerospace & Defense - 17.8%
BE Aerospace, Inc. (a)	214,252	$ 5,448,428
DigitalGlobe, Inc. (a)	122,840	3,230,692
Goodrich Corp.	108,642	7,197,533
Honeywell International, Inc.	442,830	17,283,655
Moog, Inc. Class A (a)	79,798	2,571,890
Precision Castparts Corp.	131,134	13,496,311
Raytheon Co.	163,622	7,917,669
Spirit AeroSystems Holdings, Inc. Class A (a)	260,150	4,958,459
TransDigm Group, Inc.	67,006	3,419,316
United Technologies Corp.	559,239	36,300,203
		101,824,156
AIR FREIGHT & LOGISTICS - 1.4%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	137,937	7,677,573
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Stoneridge, Inc. (a)	148,220	1,124,990
BUILDING PRODUCTS - 3.6%
Building Products - 3.6%
AAON, Inc.	68,351	1,593,262
Armstrong World Industries, Inc. (a)	46,819	1,412,997
Lennox International, Inc.	46,704	1,941,485
Masco Corp.	771,928	8,305,945
Owens Corning (a)	237,780	7,112,000
		20,365,689
COMMERCIAL SERVICES & SUPPLIES - 4.7%
Diversified Support Services - 0.5%
Cintas Corp.	129,999	3,116,076
Environmental & Facility Services - 1.7%
Republic Services, Inc.	246,939	7,341,496
Stericycle, Inc. (a)	34,963	2,292,874
		9,634,370
Office Services & Supplies - 1.3%
Interface, Inc. Class A	171,413	1,840,976
Pitney Bowes, Inc.	172,700	3,792,492
Steelcase, Inc. Class A	224,668	1,741,177
		7,374,645
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Security & Alarm Services - 1.2%
The Brink's Co.	166,210	$ 3,162,976
The Geo Group, Inc. (a)	173,900	3,608,425
		6,771,401
TOTAL COMMERCIAL SERVICES & SUPPLIES		26,896,492
CONSTRUCTION & ENGINEERING - 6.4%
Construction & Engineering - 6.4%
Fluor Corp.	247,429	10,515,733
Foster Wheeler AG (a)	309,600	6,520,176
Granite Construction, Inc.	183,290	4,321,978
Jacobs Engineering Group, Inc. (a)	148,339	5,405,473
KBR, Inc.	276,294	5,619,820
MasTec, Inc. (a)	219,700	2,065,180
MYR Group, Inc. (a)	141,430	2,360,467
		36,808,827
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 4.6%
AMETEK, Inc.	125,350	5,032,803
Cooper Industries PLC Class A	136,477	6,004,988
Fushi Copperweld, Inc. (a)	412,583	3,374,929
General Cable Corp. (a)(c)	182,000	4,850,300
Regal-Beloit Corp.	72,221	4,028,487
Zumtobel AG	171,608	2,888,401
		26,179,908
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	48,569	1,380,817
HOUSEHOLD DURABLES - 1.5%
Household Appliances - 1.5%
Stanley Black & Decker, Inc.	167,214	8,447,651
INDUSTRIAL CONGLOMERATES - 19.8%
Industrial Conglomerates - 19.8%
3M Co.	380,185	30,030,813
General Electric Co.	5,170,853	74,563,699
Textron, Inc. (c)	511,198	8,675,030
		113,269,542
Common Stocks - continued
	Shares	Value
MACHINERY - 25.6%
Construction & Farm Machinery & Heavy Trucks - 12.9%
ArvinMeritor, Inc. (a)	292,805	$ 3,835,746
Bucyrus International, Inc. Class A	58,793	2,789,728
Caterpillar, Inc.	391,662	23,527,136
Cummins, Inc.	191,798	12,491,804
Deere & Co.	211,510	11,776,877
MAN SE	22,705	1,871,449
Navistar International Corp. (a)	144,203	7,094,788
PACCAR, Inc.	258,900	10,322,343
		73,709,871
Industrial Machinery - 12.7%
Actuant Corp. Class A	109,184	2,055,935
Danaher Corp.	424,262	15,748,605
Gardner Denver, Inc.	58,068	2,589,252
Harsco Corp.	54,993	1,292,336
Ingersoll-Rand Co. Ltd.	711,800	24,549,982
NSK Ltd.	403,000	2,799,363
SmartHeat, Inc. (a)(c)	609,304	3,479,126
SPX Corp.	126,000	6,654,060
The Weir Group PLC	98,400	1,511,236
Timken Co.	186,800	4,854,932
TriMas Corp. (a)	257,274	2,909,769
Weg SA	446,700	4,138,608
		72,583,204
TOTAL MACHINERY		146,293,075
PROFESSIONAL SERVICES - 1.5%
Human Resource & Employment Services - 0.7%
Manpower, Inc.	90,122	3,891,468
Research & Consulting Services - 0.8%
Begbies Traynor Group PLC	249,629	209,904
Equifax, Inc.	157,860	4,429,552
		4,639,456
TOTAL PROFESSIONAL SERVICES		8,530,924
ROAD & RAIL - 8.0%
Railroads - 7.6%
America Latina Logistica SA unit	190,700	1,490,116
CSX Corp.	122,699	6,089,551
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Norfolk Southern Corp.	211,375	$ 11,213,444
RailAmerica, Inc.	46,800	464,256
Union Pacific Corp.	345,631	24,024,811
		43,282,178
Trucking - 0.4%
Saia, Inc. (a)	158,284	2,374,260
TOTAL ROAD & RAIL		45,656,438
TRADING COMPANIES & DISTRIBUTORS - 3.3%
Trading Companies & Distributors - 3.3%
Interline Brands, Inc. (a)	250,895	4,337,975
Mills Estruturas e Servicos de Engenharia SA (a)	456,000	3,457,090
Rush Enterprises, Inc. Class A (a)	831,751	11,112,193
		18,907,258
TOTAL COMMON STOCKS (Cost $592,400,797)		563,363,340
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.20% (d)	5,797,674	5,797,674
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	11,268,000	11,268,000
TOTAL MONEY MARKET FUNDS (Cost $17,065,674)		17,065,674
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $609,466,471)		580,429,014
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(9,165,879)
NET ASSETS - 100%		$ 571,263,135
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,439
Fidelity Securities Lending Cash Central Fund	155,811
Total	$ 164,250
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 563,363,340	$ 554,082,987	$ 9,280,353	$ -
Money Market Funds	17,065,674	17,065,674	-	-
Total Investments in Securities:	$ 580,429,014	$ 571,148,661	$ 9,280,353	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $619,328,474. Net unrealized depreciation aggregated $38,899,460, of which $27,775,986 related to appreciated investment securities and $66,675,446 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Information Technology
Central Fund

June 30, 2010

1.851902.103

ITCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc.	49,600	$ 1,181,968
CHEMICALS - 0.5%
Commodity Chemicals - 0.2%
STR Holdings, Inc. (c)	106,900	2,009,720
Diversified Chemicals - 0.2%
DC Chemical Co. Ltd.	6,115	1,231,203
Specialty Chemicals - 0.1%
Shin-Etsu Chemical Co., Ltd.	18,800	874,258
Wacker Chemie AG	700	101,511
		975,769
TOTAL CHEMICALS		4,216,692
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
EnerNOC, Inc. (a)	500	15,720
COMMUNICATIONS EQUIPMENT - 10.4%
Communications Equipment - 10.4%
Acme Packet, Inc. (a)	203,900	5,480,832
Adtran, Inc.	75,200	2,050,704
Aruba Networks, Inc. (a)	16,770	238,805
Brocade Communications Systems, Inc. (a)	200	1,032
BYD Electronic International Co. Ltd.	697,000	385,887
Ciena Corp. (a)	8,300	105,244
Cisco Systems, Inc. (a)	1,668,283	35,551,111
CommScope, Inc. (a)	9,100	216,307
Emulex Corp. (a)	37,900	347,922
F5 Networks, Inc. (a)	98,092	6,726,168
Finisar Corp. (a)(c)	42,626	635,127
Infinera Corp. (a)	129,172	830,576
JDS Uniphase Corp. (a)	271,500	2,671,560
Juniper Networks, Inc. (a)	338,223	7,718,249
Motorola, Inc. (a)	2,100	13,692
Netronix, Inc. (a)	117,000	276,813
Polycom, Inc. (a)	166,320	4,954,673
QUALCOMM, Inc.	285,844	9,387,117
Research In Motion Ltd. (a)	113,700	5,600,863
Riverbed Technology, Inc. (a)	174,900	4,830,738
Sandvine Corp. (a)	1,874,666	3,592,427
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Sandvine Corp. (U.K.) (a)	1,051,100	$ 1,957,700
Sierra Wireless, Inc. (a)	57,900	384,531
Sonus Networks, Inc. (a)	3,367	9,125
Tekelec (a)	55,100	729,524
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	182,300	2,008,946
ZTE Corp. (H Shares)	131,400	398,990
		97,104,663
COMPUTERS & PERIPHERALS - 20.9%
Computer Hardware - 18.1%
3PAR, Inc. (a)	153,087	1,425,240
Apple, Inc. (a)	527,079	132,576,174
Dell, Inc. (a)	200	2,412
Hewlett-Packard Co.	566,475	24,517,038
HTC Corp.	623,000	8,236,722
Lenovo Group Ltd.	44,000	23,609
Stratasys, Inc. (a)(c)	84,200	2,067,952
Toshiba Corp. (a)	88,000	435,988
		169,285,135
Computer Storage & Peripherals - 2.8%
China Digital TV Holding Co. Ltd. ADR (a)	2,800	15,288
EMC Corp. (a)	453,455	8,298,227
Imagination Technologies Group PLC (a)	114,100	474,072
Isilon Systems, Inc. (a)	149,126	1,914,778
NetApp, Inc. (a)	62,257	2,322,809
Netezza Corp. (a)	9,300	127,224
Quanta Storage, Inc.	328,250	457,069
SanDisk Corp. (a)	228,405	9,608,998
Synaptics, Inc. (a)(c)	100,922	2,775,355
		25,993,820
TOTAL COMPUTERS & PERIPHERALS		195,278,955
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	18,638
Promethean World PLC (a)	326,400	879,718
		898,356
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - CONTINUED
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	26,200	$ 1,125,814
TOTAL DIVERSIFIED CONSUMER SERVICES		2,024,170
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 1.1%
A123 Systems, Inc. (c)	5,100	48,093
Acuity Brands, Inc.	23,084	839,796
Canadian Solar, Inc. (a)(c)	33,150	324,207
centrotherm photovoltaics AG (a)	32,253	1,087,436
Energy Conversion Devices, Inc. (a)	1,915	7,852
First Solar, Inc. (a)	80	9,106
GT Solar International, Inc. (a)	521,600	2,920,960
JA Solar Holdings Co. Ltd. ADR (a)	26,100	121,365
Roth & Rau AG (a)	26,000	704,096
SMA Solar Technology AG	9,700	994,956
SunPower Corp.:
Class A (a)	1,100	13,310
Class B (a)	846	9,137
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	800	7,336
Trina Solar Ltd. ADR (a)(c)	175,500	3,032,640
Yingli Green Energy Holding Co. Ltd. ADR (a)	300	3,054
		10,123,344
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	453,000	951,551
TOTAL ELECTRICAL EQUIPMENT		11,074,895
ELECTRONIC EQUIPMENT & COMPONENTS - 6.0%
Electronic Components - 1.6%
Amphenol Corp. Class A	3,400	133,552
BYD Co. Ltd. (H Shares) (c)	432,500	3,181,226
Cando Corp. (a)	1,602,120	1,042,935
Corning, Inc.	517,362	8,355,396
DTS, Inc. (a)	29,100	956,517
Prime View International Co. Ltd. (a)	457,000	551,980
Prime View International Co. Ltd. sponsored GDR (a)(d)	10,800	132,933
Universal Display Corp. (a)	16,100	289,478
Vishay Intertechnology, Inc. (a)	113,063	875,108
		15,519,125
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	162,098	$ 4,608,446
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	73,175	132
Chroma ATE, Inc.	1,459,158	2,778,101
Coretronic Corp.	326,000	476,241
Itron, Inc. (a)	25,892	1,600,643
National Instruments Corp.	161,247	5,124,430
Test Research, Inc.	206,953	288,559
Wasion Group Holdings Ltd. (c)	1,406,000	880,787
		15,757,339
Electronic Manufacturing Services - 1.7%
Benchmark Electronics, Inc. (a)	23,000	364,550
Flextronics International Ltd. (a)	171,600	960,960
Jabil Circuit, Inc.	4,000	53,200
Ju Teng International Holdings Ltd.	758,000	465,349
Multi-Fineline Electronix, Inc. (a)	1,600	39,936
Trimble Navigation Ltd. (a)	505,244	14,146,832
		16,030,827
Technology Distributors - 1.0%
Digital China Holdings Ltd. (H Shares)	3,230,000	4,934,837
Inspur International Ltd.	3,503,000	310,319
Supreme Electronics Co. Ltd.	867,000	620,386
Synnex Technology International Corp.	435,900	939,201
WPG Holding Co. Ltd.	1,264,000	2,319,617
		9,124,360
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		56,431,651
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR	500	5,255
Golden Meditech Holdings Ltd. (a)	1,952,000	376,785
Mingyuan Medicare Development Co. Ltd.	600,000	66,997
		449,037
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	320,000	1,394,011
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,843,048
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,100	$ 28,743
Cerner Corp. (a)	30,500	2,314,645
		2,343,388
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR (a)	2,300	86,388
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	1,734,000	327,516
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Amazon.com, Inc. (a)	61,649	6,735,770
Overstock.com, Inc. (a)(c)	68,600	1,239,602
Priceline.com, Inc. (a)	22,800	4,025,112
		12,000,484
INTERNET SOFTWARE & SERVICES - 10.0%
Internet Software & Services - 10.0%
Akamai Technologies, Inc. (a)	387,603	15,725,054
Alibaba.com Ltd. (c)	1,467,500	2,895,632
Art Technology Group, Inc. (a)	128,667	440,041
Baidu.com, Inc. sponsored ADR (a)	116,930	7,960,594
Constant Contact, Inc. (a)	33,600	716,688
eBay, Inc. (a)	460,948	9,039,190
Equinix, Inc. (a)	200	16,244
Google, Inc. Class A (a)	83,259	37,046,092
GREE, Inc.	29,400	2,348,171
Internap Network Services Corp. (a)	2,600	10,842
LivePerson, Inc. (a)	10,500	72,030
Local.com Corp. (a)	8,500	58,140
LogMeIn, Inc.	36,009	944,516
Mercadolibre, Inc. (a)(c)	89,921	4,725,349
NetEase.com, Inc. sponsored ADR (a)	3,700	117,327
NHN Corp. (a)	3,053	453,593
Open Text Corp. (a)	86,400	3,246,442
OpenTable, Inc. (a)	800	33,176
Rackspace Hosting, Inc. (a)	65,400	1,199,436
Tencent Holdings Ltd.	48,700	806,851
VistaPrint Ltd. (a)	109,400	5,195,406
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Vocus, Inc. (a)	30,700	$ 469,096
Yahoo!, Inc. (a)	810	11,202
		93,531,112
IT SERVICES - 2.3%
Data Processing & Outsourced Services - 1.2%
Amadeus IT Holding SA Class A (a)	157,400	2,482,077
hiSoft Technology International Ltd. ADR	47,400	492,960
Teletech Holdings, Inc. (a)	4,506	58,082
Visa, Inc. Class A	108,332	7,664,489
WNS Holdings Ltd. sponsored ADR (a)	35,700	419,118
		11,116,726
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	128,926	4,982,990
Cognizant Technology Solutions Corp. Class A (a)	37,500	1,877,250
Hi Sun Technology (China) Ltd. (a)	648,000	294,616
International Business Machines Corp.	700	86,436
RightNow Technologies, Inc. (a)	195,948	3,074,424
Yucheng Technologies Ltd. (a)	16,900	61,516
		10,377,232
TOTAL IT SERVICES		21,493,958
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Meyer Burger Technology AG (a)(c)	46,490	1,145,105
Mirle Automation Corp.	277,000	263,372
Shin Zu Shing Co. Ltd.	210,544	631,702
		2,040,179
MEDIA - 0.3%
Advertising - 0.2%
AirMedia Group, Inc. ADR (a)	301,600	940,992
Focus Media Holding Ltd. ADR (a)	28,355	440,353
SinoMedia Holding Ltd.	22,000	4,994
		1,386,339
Cable & Satellite - 0.1%
Virgin Media, Inc.	63,869	1,065,974
TOTAL MEDIA		2,452,313
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	44,500	$ 459,685
Timminco Ltd. (a)	13,500	6,594
		466,279
OFFICE ELECTRONICS - 0.2%
Office Electronics - 0.2%
Xerox Corp.	244,400	1,964,976
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
CoStar Group, Inc. (a)	6,200	240,560
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
China Real Estate Information Corp. ADR (c)	346,683	2,756,130
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.7%
Semiconductor Equipment - 3.5%
Amkor Technology, Inc. (a)(c)	239,100	1,317,441
ASM International NV unit (a)	39,200	766,360
ASM Pacific Technology Ltd.	6,400	49,721
ASML Holding NV	435,000	11,949,450
ATMI, Inc. (a)	23,100	338,184
Cymer, Inc. (a)	77,100	2,316,084
Lam Research Corp. (a)	145,200	5,526,312
LTX-Credence Corp. (a)	140,940	398,860
MEMC Electronic Materials, Inc. (a)	140,900	1,392,092
Photronics, Inc. (a)	204,800	925,696
Sumco Corp. (a)	59,400	984,668
Tessera Technologies, Inc. (a)	58,374	936,903
Varian Semiconductor Equipment Associates, Inc. (a)	192,500	5,517,050
Verigy Ltd. (a)	30,100	261,569
		32,680,390
Semiconductors - 12.2%
Advanced Micro Devices, Inc. (a)	530,200	3,881,064
Altera Corp.	37,996	942,681
Applied Micro Circuits Corp. (a)	16,500	172,920
Atmel Corp. (a)	300,929	1,444,459
Avago Technologies Ltd.	345,100	7,267,806
Broadcom Corp. Class A	301,315	9,934,356
Cavium Networks, Inc. (a)(c)	306,904	8,037,816
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Cirrus Logic, Inc. (a)	25,100	$ 396,831
Cree, Inc. (a)	91,389	5,486,082
CSR PLC (a)	7,600	42,532
Cypress Semiconductor Corp. (a)	376,400	3,779,056
Fairchild Semiconductor International, Inc. (a)	198,100	1,666,021
Global Unichip Corp.	210,019	754,213
Hittite Microwave Corp. (a)	46,600	2,084,884
Hynix Semiconductor, Inc. (a)	4,540	91,671
Infineon Technologies AG (a)	408,500	2,361,130
Inotera Memories, Inc. (a)	1,443,776	796,529
Intel Corp.	1,049,500	20,412,775
International Rectifier Corp. (a)	163,100	3,035,291
Intersil Corp. Class A	72,100	873,131
Jinkosolar Holdings Co. Ltd. ADR	161,700	1,568,490
Marvell Technology Group Ltd. (a)	368,598	5,809,104
MediaTek, Inc.	6,070	84,347
Micron Technology, Inc. (a)	1,162,200	9,867,078
Monolithic Power Systems, Inc. (a)	81,700	1,459,162
Netlogic Microsystems, Inc. (a)	45,200	1,229,440
NVIDIA Corp. (a)	705,403	7,202,165
Power Integrations, Inc.	66,400	2,137,748
Radiant Opto-Electronics Corp.	365,000	489,422
Rambus, Inc. (a)	62,200	1,089,744
Realtek Semiconductor Corp.	438,000	956,525
Silicon Laboratories, Inc. (a)	300	12,168
Skyworks Solutions, Inc. (a)	83,270	1,398,103
Spreadtrum Communications, Inc. ADR (a)(c)	208,100	1,714,744
Standard Microsystems Corp. (a)	131,800	3,068,304
Supertex, Inc. (a)	500	12,330
TriQuint Semiconductor, Inc. (a)	158,800	970,268
Volterra Semiconductor Corp. (a)	37,600	867,056
Xilinx, Inc.	37,500	947,250
		114,344,696
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		147,025,086
SOFTWARE - 29.1%
Application Software - 12.1%
Adobe Systems, Inc. (a)	2,100	55,503
ANSYS, Inc. (a)	26,500	1,075,105
AsiaInfo Holdings, Inc. (a)	56,700	1,239,462
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Autodesk, Inc. (a)	431,871	$ 10,520,378
Autonomy Corp. PLC (a)	130,500	3,556,147
Callidus Software, Inc. (a)	132,619	438,969
Citrix Systems, Inc. (a)	262,356	11,079,294
Concur Technologies, Inc. (a)	189,004	8,066,691
Cyberlink Corp.	207,000	826,498
Dassault Systemes SA sponsored ADR (c)	18,600	1,122,510
Epicor Software Corp. (a)	171,599	1,371,076
Gameloft (a)	371,387	1,658,528
Informatica Corp. (a)	295,800	7,063,704
Intuit, Inc. (a)	29,100	1,011,807
JDA Software Group, Inc. (a)	61,690	1,355,946
Kenexa Corp. (a)	71,711	860,532
Kingdee International Software Group Co. Ltd.	20,108,000	7,576,019
Longtop Financial Technologies Ltd. ADR (a)	62,500	2,025,000
Magma Design Automation, Inc. (a)	46,000	130,640
Manhattan Associates, Inc. (a)	18,500	509,675
MicroStrategy, Inc. Class A (a)	5,711	428,839
Nuance Communications, Inc. (a)	486,000	7,265,700
Parametric Technology Corp. (a)	288,097	4,514,480
Pegasystems, Inc.	30,063	965,323
Salesforce.com, Inc. (a)	227,951	19,562,755
Smith Micro Software, Inc. (a)	131,275	1,248,425
SolarWinds, Inc. (a)	6,700	107,468
SuccessFactors, Inc. (a)	326,400	6,785,856
Synchronoss Technologies, Inc. (a)	90,925	1,724,847
Synopsys, Inc. (a)	100	2,087
Taleo Corp. Class A (a)	224,358	5,449,656
TeleNav, Inc.	78,000	654,420
TIBCO Software, Inc. (a)	105,168	1,268,326
VanceInfo Technologies, Inc. ADR (a)	1,200	27,936
Verint Systems, Inc. (a)	61,100	1,410,188
		112,959,790
Home Entertainment Software - 1.7%
Activision Blizzard, Inc.	195,900	2,054,991
Changyou.com Ltd. (A Shares) ADR (a)(c)	70,600	1,825,716
Giant Interactive Group, Inc. ADR (c)	63,499	436,873
NCsoft Corp.	48,260	7,943,891
Neowiz Games Corp.	15,045	498,759
Nintendo Co. Ltd. ADR	26,300	980,254
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - continued
Perfect World Co. Ltd. sponsored ADR Class B (a)	81,596	$ 1,795,928
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	100	3,967
		15,540,379
Systems Software - 15.3%
Ariba, Inc. (a)	256,963	4,093,421
BMC Software, Inc. (a)	445,380	15,423,509
Check Point Software Technologies Ltd. (a)	2,800	82,544
CommVault Systems, Inc. (a)	700	15,750
Fortinet, Inc.	24,500	402,780
Insyde Software Corp.	261,300	817,673
Microsoft Corp.	2,416,703	55,608,336
Novell, Inc. (a)	502,000	2,851,360
Oracle Corp.	1,787,925	38,368,871
Red Hat, Inc. (a)	369,100	10,681,754
Rovi Corp. (a)	81,237	3,079,695
Symantec Corp. (a)	148,900	2,066,732
VMware, Inc. Class A (a)	156,847	9,817,054
		143,309,479
TOTAL SOFTWARE		271,809,648
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	10,803	480,734
Crown Castle International Corp. (a)	14,080	524,621
SBA Communications Corp. Class A (a)	13,350	454,034
Sprint Nextel Corp. (a)	819,815	3,476,016
Syniverse Holdings, Inc. (a)	118,417	2,421,628
		7,357,033
TOTAL COMMON STOCKS (Cost $808,254,895)		935,066,812
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	2,230,072	$ 2,230,072
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	14,638,450	14,638,450
TOTAL MONEY MARKET FUNDS (Cost $16,868,522)		16,868,522
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $825,123,417)		951,935,334
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(16,808,595)
NET ASSETS - 100%		$ 935,126,739
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,933 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 7
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,865
Fidelity Securities Lending Cash Central Fund	159,326
Total	$ 164,191
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 935,066,812	$ 853,825,868	$ 81,240,944	$ -
Money Market Funds	16,868,522	16,868,522	-	-
Total Investments in Securities:	$ 951,935,334	$ 870,694,390	$ 81,240,944	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $830,870,098. Net unrealized appreciation aggregated $121,065,236, of which $180,119,015 related to appreciated investment securities and $59,053,779 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Equity
Central Fund

June 30, 2010

1.859215.102

INTCEN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 3.5%
AMP Ltd.	486,049	$ 2,108,101
Australia & New Zealand Banking Group Ltd.	459,482	8,247,541
BHP Billiton Ltd.	400,000	12,435,693
Macquarie Group Ltd.	225,217	6,917,861
Orica Ltd.	320,000	6,726,947
Wesfarmers Ltd.	158,918	3,795,881
Westfield Group unit	1,000,843	10,163,685
TOTAL AUSTRALIA		50,395,709
Austria - 0.0%
Erste Bank AG	20,600	653,575
Bailiwick of Jersey - 2.0%
Experian PLC	1,078,500	9,376,146
Heritage Oil PLC (a)	550,000	3,220,136
Informa PLC	962,532	5,083,861
Shire PLC sponsored ADR	81,000	4,971,780
United Business Media Ltd.	763,500	5,637,119
TOTAL BAILIWICK OF JERSEY		28,289,042
Belgium - 1.0%
Ageas	2,465,600	5,486,522
Anheuser-Busch InBev SA NV	182,143	8,757,310
Anheuser-Busch InBev SA NV (strip VVPR) (a)	157,000	571
TOTAL BELGIUM		14,244,403
Bermuda - 0.3%
Huabao International Holdings Ltd.	1,909,000	2,440,203
VimpelCom Ltd. ADR (a)	80,400	1,300,872
TOTAL BERMUDA		3,741,075
Brazil - 0.6%
BM&F BOVESPA SA	823,100	5,333,114
Drogasil SA	57,900	1,106,216
TIM Participacoes SA sponsored ADR (non-vtg.)	64,100	1,739,674
Vivo Participacoes SA sponsored ADR	43,200	1,119,744
TOTAL BRAZIL		9,298,748
Canada - 0.9%
InterOil Corp. (a)(c)	19,200	852,672
Niko Resources Ltd.	18,200	1,692,717
Open Text Corp. (a)	50,200	1,886,243
Petrobank Energy & Resources Ltd. (a)	74,400	2,617,331
Common Stocks - continued
	Shares	Value
Canada - continued
Suncor Energy, Inc.	150,200	$ 4,420,427
Talisman Energy, Inc.	140,500	2,124,888
TOTAL CANADA		13,594,278
Cayman Islands - 1.2%
Belle International Holdings Ltd.	4,420,000	6,270,789
Hengdeli Holdings Ltd.	13,040,000	5,621,252
Maoye International Holdings Ltd.	11,439,000	4,113,627
Shanda Games Ltd. sponsored ADR	111,100	645,491
Shenguan Holdings Group Ltd.	856,000	762,165
TOTAL CAYMAN ISLANDS		17,413,324
China - 1.6%
Baidu.com, Inc. sponsored ADR (a)	18,000	1,225,440
China Construction Bank Corp. (H Shares)	2,013,000	1,620,544
China Life Insurance Co. Ltd. (H Shares)	418,000	1,828,069
China Merchants Bank Co. Ltd. (H Shares)	4,921,160	11,773,271
Industrial & Commercial Bank of China Ltd. (H Shares)	7,737,000	5,623,857
NetEase.com, Inc. sponsored ADR (a)	35,400	1,122,534
TOTAL CHINA		23,193,715
Denmark - 1.7%
Carlsberg AS:
Series A	4,500	346,136
Series B	70,200	5,349,478
Christian Hansen Holding AS (a)(d)	105,000	1,749,425
Novo Nordisk AS Series B	99,524	8,040,223
Vestas Wind Systems AS (a)	45,415	1,889,856
William Demant Holding AS (a)	104,400	7,635,488
TOTAL DENMARK		25,010,606
Falkland Islands - 0.1%
Falkland Oil & Gas Ltd. (a)	323,700	1,178,751
Finland - 0.8%
Fortum Corp.	350,400	7,691,210
Neste Oil Oyj (c)	73,700	1,069,299
Nokia Corp.	411,444	3,353,464
TOTAL FINLAND		12,113,973
France - 9.4%
ALTEN	46,300	1,124,462
Arkema	100,000	3,480,245
Atos Origin SA (a)	50,833	2,041,010
Common Stocks - continued
	Shares	Value
France - continued
AXA SA	578,667	$ 8,839,990
BNP Paribas SA	110,622	5,951,308
Carrefour SA	234,931	9,318,747
Credit Agricole SA	470,900	4,885,457
Danone	158,757	8,510,646
EDF SA	102,400	3,895,816
Essilor International SA	55,077	3,272,809
GDF Suez	400,300	11,388,308
Iliad Group SA (c)	41,301	3,207,050
L'Air Liquide SA	74,666	7,539,954
Natixis SA (a)	740,600	3,215,884
Pernod-Ricard SA	51,597	4,001,966
PPR SA	60,000	7,453,080
Sanofi-Aventis	233,561	14,066,174
Schneider Electric SA	104,919	10,596,382
Societe Generale Series A	266,822	10,978,990
Suez Environnement SA	118,400	1,953,793
Technip SA	53,000	3,039,737
Vallourec SA (c)	40,000	6,896,210
TOTAL FRANCE		135,658,018
Germany - 7.2%
Allianz AG	40,937	4,028,201
Bayerische Motoren Werke AG (BMW)	254,797	12,383,020
Bilfinger Berger AG	89,941	4,979,870
Deutsche Bank AG	190,522	10,699,716
Deutsche Boerse AG	165,936	10,080,267
Deutsche Post AG	390,954	5,695,551
HeidelbergCement AG	325,000	15,442,017
Kabel Deutschland Holding AG	98,700	2,801,561
MAN SE	126,091	10,392,993
Metro AG	79,300	4,032,381
Munich Re Group	51,498	6,456,066
SAP AG	148,371	6,572,836
Siemens AG	59,612	5,337,063
Symrise AG	230,000	4,755,454
TOTAL GERMANY		103,656,996
Greece - 0.4%
Coca-Cola Hellenic Bottling Co. SA	93,600	2,005,870
Hellenic Telecommunications Organization SA	40,000	300,687
National Bank of Greece SA (a)	6,600	71,063
Common Stocks - continued
	Shares	Value
Greece - continued
Sarantis SA	465,498	$ 2,477,362
Terna Energy SA	196,581	767,703
TOTAL GREECE		5,622,685
Hong Kong - 1.3%
China Unicom (Hong Kong) Ltd. sponsored ADR	86,900	1,155,770
Henderson Land Development Co. Ltd.	1,402,000	8,211,859
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	280,400	46,868
Wharf Holdings Ltd.	1,824,000	8,836,768
TOTAL HONG KONG		18,251,265
India - 0.4%
Larsen & Toubro Ltd.	147,591	5,710,925
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk Series B	1,030,000	873,522
PT XL Axiata Tbk (a)	241,000	107,834
TOTAL INDONESIA		981,356
Ireland - 0.6%
James Hardie Industries NV unit (a)	500,000	2,587,479
Kerry Group PLC Class A	164,678	4,552,728
United Drug PLC (Ireland)	595,600	1,659,624
TOTAL IRELAND		8,799,831
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	161,100	8,375,589
Italy - 2.4%
Enel SpA (c)	1,101,225	4,662,577
ENI SpA	541,900	9,946,747
Fiat SpA	528,300	5,426,269
Intesa Sanpaolo SpA	1,728,045	4,550,961
Mediaset SpA	727,100	4,134,578
Saipem SpA	119,860	3,650,574
Snam Rete Gas SpA	194,800	777,375
Telecom Italia SpA	1,266,300	1,398,384
TOTAL ITALY		34,547,465
Japan - 20.1%
Aisin Seiki Co. Ltd.	255,700	6,885,265
Aozora Bank Ltd.	5,994,000	7,763,797
Astellas Pharma, Inc.	84,600	2,835,063
Canon, Inc.	243,900	9,091,561
Common Stocks - continued
	Shares	Value
Japan - continued
Denso Corp.	373,900	$ 10,335,941
Fanuc Ltd.	110,800	12,513,943
Fast Retailing Co. Ltd.	38,000	5,750,927
Fujifilm Holdings Corp.	130,400	3,769,130
Fujitsu Ltd.	612,000	3,826,153
Honda Motor Co. Ltd.	350,500	10,076,875
Japan Retail Fund Investment Corp.	1,579	1,923,434
Japan Tobacco, Inc.	1,666	5,183,966
JX Holdings, Inc. (a)	346,680	1,688,085
Kansai Electric Power Co., Inc.	204,600	4,990,677
Keyence Corp.	36,900	8,534,292
Kobayashi Pharmaceutical Co. Ltd.	100,300	4,264,126
Mazda Motor Corp.	3,831,000	8,953,980
Mitsubishi Corp.	342,100	7,078,717
Mitsubishi Materials Corp. (a)	2,000,000	5,316,936
Mitsubishi UFJ Financial Group, Inc.	3,446,600	15,652,656
Mitsui & Co. Ltd.	555,000	6,475,611
Mizuho Financial Group, Inc.	2,318,000	3,804,045
MS&AD Insurance Group Holdings, Inc.	125,900	2,695,137
Nintendo Co. Ltd.	17,800	5,227,131
Nippon Electric Glass Co. Ltd.	83,000	950,888
Nippon Telegraph & Telephone Corp.	110,000	4,481,708
Nippon Telegraph & Telephone Corp. sponsored ADR	50,400	1,025,136
Nippon Thompson Co. Ltd.	262,000	1,775,568
NKSJ Holdings, Inc. (a)	274,000	1,615,066
NSK Ltd.	380,000	2,639,598
NTT DoCoMo, Inc.	1,643	2,488,400
NTT DoCoMo, Inc. sponsored ADR	55,800	841,464
Omron Corp.	316,900	6,909,407
ORIX Corp.	185,630	13,450,209
Osaka Gas Co. Ltd.	913,000	3,293,715
Promise Co. Ltd. (c)	185,800	1,251,984
Rakuten, Inc.	2,950	2,131,839
Ricoh Co. Ltd.	269,000	3,430,741
Rohto Pharmaceutical Co. Ltd.	266,000	3,254,484
Santen Pharmaceutical Co. Ltd.	50,100	1,805,482
Shin-Etsu Chemical Co., Ltd.	225,000	10,463,193
SMC Corp.	55,400	7,412,214
SOFTBANK CORP.	209,600	5,560,219
Sony Corp.	124,900	3,332,024
Sumitomo Mitsui Financial Group, Inc.	411,200	11,639,907
Sumitomo Realty & Development Co. Ltd.	559,000	9,500,103
Common Stocks - continued
	Shares	Value
Japan - continued
Taisho Pharmaceutical Co. Ltd.	93,000	$ 1,834,920
Takeda Pharmaceutical Co. Ltd.	80,500	3,458,275
THK Co. Ltd.	220,300	4,558,564
Tokio Marine Holdings, Inc.	180,600	4,748,752
Tokyo Electric Power Co.	62,100	1,689,621
Tokyo Electron Ltd.	69,000	3,717,466
Tokyo Gas Co., Ltd.	981,000	4,479,164
Toshiba Corp. (a)	959,000	4,751,282
Toyota Motor Corp.	88,300	3,034,384
Tsutsumi Jewelry Co. Ltd.	155,300	3,304,261
TOTAL JAPAN		289,467,486
Korea (South) - 0.3%
NCsoft Corp.	9,736	1,602,605
Samsung Electronics Co. Ltd.	3,853	2,414,117
TOTAL KOREA (SOUTH)		4,016,722
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	260,000	6,973,379
Millicom International Cellular SA	16,500	1,337,655
Tenaris SA sponsored ADR (c)	44,700	1,547,067
TOTAL LUXEMBOURG		9,858,101
Mexico - 0.2%
Grupo Modelo SAB de CV Series C	567,200	2,801,778
Netherlands - 3.0%
ASML Holding NV (Netherlands)	101,000	2,779,393
Gemalto NV	72,478	2,727,511
ING Groep NV (Certificaten Van Aandelen) unit (a)	740,068	5,476,660
Koninklijke Ahold NV	554,407	6,857,671
Koninklijke KPN NV	387,218	4,935,478
Koninklijke Philips Electronics NV	429,864	12,836,103
Randstad Holdings NV (a)	178,609	7,018,190
TOTAL NETHERLANDS		42,631,006
Norway - 1.4%
Aker Solutions ASA	190,400	2,177,009
Petroleum Geo-Services ASA (a)	204,300	1,724,255
Pronova BioPharma ASA (a)	164,900	324,917
Telenor ASA	385,400	4,855,041
Yara International ASA	378,200	10,631,102
TOTAL NORWAY		19,712,324
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Lihir Gold Ltd.	1,000,000	$ 3,595,248
Portugal - 0.3%
Energias de Portugal SA	660,414	1,965,339
Galp Energia SGPS SA Class B	113,130	1,689,762
Portugal Telecom SGPS SA (Reg.)	97,400	973,468
TOTAL PORTUGAL		4,628,569
South Africa - 0.2%
Clicks Group Ltd.	1,177	5,206
MTN Group Ltd.	56,100	738,129
Naspers Ltd. Class N	81,300	2,752,611
TOTAL SOUTH AFRICA		3,495,946
Spain - 5.3%
Antena 3 Television SA	653,500	3,699,156
Banco Bilbao Vizcaya Argentaria SA	862,893	8,889,962
Banco Popular Espanol SA	671,300	3,402,295
Banco Santander SA	1,966,466	20,619,889
EDP Renovaveis SA (a)	268,304	1,580,082
Gas Natural SDG SA	161,000	2,326,528
Gestevision Telecinco SA	129,800	1,153,462
Iberdrola Renovables SA	511,200	1,604,243
Iberdrola SA	1,094,000	6,148,642
Iberdrola SA rights (a)	906,800	197,543
Inditex SA	74,080	4,223,971
Red Electrica Corporacion SA	116,900	4,185,428
Repsol YPF SA sponsored ADR	172,700	3,471,270
Sol Melia SA	391,700	2,474,428
Telefonica SA	710,609	13,163,274
TOTAL SPAIN		77,140,173
Sweden - 1.5%
Elekta AB (B Shares)	72,900	1,844,787
H&M Hennes & Mauritz AB (B Shares)	281,294	7,730,625
Modern Times Group MTG AB (B Shares)	64,400	3,525,477
Swedbank AB (A Shares) (a)	292,800	2,686,932
Telefonaktiebolaget LM Ericsson (B Shares)	485,842	5,389,068
TOTAL SWEDEN		21,176,889
Switzerland - 5.9%
Actelion Ltd. (a)	29,264	1,095,699
Kuehne & Nagel International AG	76,209	7,844,866
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA	606,611	$ 29,250,074
Novartis AG	364,991	17,688,605
Roche Holding AG (participation certificate)	105,603	14,535,378
Sonova Holding AG Class B	26,137	3,207,470
Swiss Reinsurance Co.	98,161	4,033,263
Zurich Financial Services AG	36,281	7,996,826
TOTAL SWITZERLAND		85,652,181
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	801,850	2,798,126
Turkey - 0.5%
Turkiye Halk Bankasi AS	296,000	2,205,816
Turkiye Is Bankasi AS Series C	1,389,000	4,342,133
TOTAL TURKEY		6,547,949
United Kingdom - 20.8%
Anglo American PLC (United Kingdom) (a)	735,000	25,603,495
AstraZeneca PLC:
(United Kingdom)	129,903	6,122,542
sponsored ADR	123,000	5,796,990
Aviva PLC	207,200	962,608
BAE Systems PLC	1,454,400	6,767,058
Barclays PLC	3,563,302	14,218,653
BG Group PLC	969,795	14,419,262
BHP Billiton PLC	215,000	5,572,958
BlueBay Asset Management	620,500	2,656,315
BP PLC	2,096,900	10,035,186
BP PLC sponsored ADR	67,100	1,937,848
British Airways PLC (a)(c)	995,900	2,892,490
British Land Co. PLC	525,460	3,393,155
BT Group PLC	2,588,300	4,994,682
Burberry Group PLC	321,400	3,628,673
Capita Group PLC	802,300	8,836,463
Carphone Warehouse Group PLC (a)	1,379,807	3,864,032
Centrica PLC	2,633,066	11,616,276
easyJet PLC (a)	657,100	3,877,430
GlaxoSmithKline PLC	785,220	13,329,700
HSBC Holdings PLC:
(Hong Kong)	3,080,117	28,240,457
(United Kingdom)	329,643	3,010,614
Imperial Tobacco Group PLC	468,858	13,096,268
InterContinental Hotel Group PLC	378,600	5,964,982
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds TSB Group PLC (a)	10,011,166	$ 7,901,108
Misys PLC (a)	325,500	1,126,807
Prudential PLC	569,861	4,296,944
Reckitt Benckiser Group PLC	165,017	7,673,347
Royal Dutch Shell PLC Class A (United Kingdom)	1,196,909	30,196,172
Scottish & Southern Energy PLC	139,400	2,320,867
Segro PLC	16,755	63,155
Tesco PLC	1,974,422	11,135,177
Unilever PLC	354,000	9,460,286
Vodafone Group PLC	8,743,336	18,010,147
Wolseley PLC (a)	363,889	7,220,979
TOTAL UNITED KINGDOM		300,243,126
United States of America - 2.1%
Agilent Technologies, Inc. (a)	73,000	2,075,390
AsiaInfo Holdings, Inc. (a)	48,400	1,058,024
Express Scripts, Inc. (a)	40,600	1,909,012
Hewlett-Packard Co.	70,400	3,046,912
NII Holdings, Inc. (a)	48,600	1,580,472
Union Pacific Corp.	132,600	9,217,026
Virgin Media, Inc.	87,950	1,467,886
Walter Energy, Inc.	165,000	10,040,250
TOTAL UNITED STATES OF AMERICA		30,394,972
TOTAL COMMON STOCKS (Cost $1,642,506,635)		1,424,891,925
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG (Cost $2,267,882)	26,000	2,282,754
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.20% (e)	10,421,906	10,421,906
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	11,976,474	11,976,474
TOTAL MONEY MARKET FUNDS (Cost $22,398,380)		22,398,380
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10:
due 7/1/10 (Collateralized by U.S. Treasury Obligations) #	2,295,001	$ 2,295,000
due 7/1/10 (Collateralized by U.S. Government Obligations) #	89,000	89,000
TOTAL CASH EQUIVALENTS (Cost $2,384,000)		2,384,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,669,556,897)		1,451,957,059
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,176,187)
NET ASSETS - 100%		$ 1,441,780,872
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,749,425 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$89,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 12,758
Bank of America, NA	18,876
Barclays Capital, Inc.	26,385
Credit Agricole Securities (USA) Inc.	18,876
Mizuho Securities USA, Inc.	6,292
RBC Capital Markets Corp.	5,813
$ 89,000
$2,295,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 328,981
Bank of America, NA	486,735
Barclays Capital, Inc.	680,395
Credit Agricole Securities (USA) Inc.	486,735
Mizuho Securities USA, Inc.	162,245
RBC Capital Markets Corp.	149,909
$ 2,295,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,050
Fidelity Securities Lending Cash Central Fund	1,062,258
Total	$ 1,097,308
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 300,243,126	$ 7,734,838	$ 292,508,288	$ -
Japan	289,467,486	1,866,600	287,600,886	-
France	135,658,018	-	135,658,018	-
Germany	105,939,750	-	105,939,750	-
Switzerland	85,652,181	-	85,652,181	-
Spain	77,140,173	3,668,813	73,471,360	-
Australia	50,395,709	-	50,395,709	-
Netherlands	42,631,006	-	42,631,006	-
Italy	34,547,465	-	34,547,465	-
Other	305,499,765	89,565,294	215,934,471	-
Money Market Funds	22,398,380	22,398,380	-	-
Cash Equivalents	2,384,000	-	2,384,000	-
Total Investments in Securities:	$ 1,451,957,059	$ 125,233,925	$ 1,326,723,134	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $1,675,726,304. Net unrealized depreciation aggregated $223,769,245, of which $44,367,245 related to appreciated investment securities and $268,136,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Materials
Central Fund

June 30, 2010

1.851903.103

MTCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
Masco Corp.	201,530	$ 2,168,463
CHEMICALS - 54.1%
Commodity Chemicals - 2.8%
Celanese Corp. Class A	189,109	4,710,705
Chemtrade Logistics Income Fund	46,300	514,082
		5,224,787
Diversified Chemicals - 21.4%
Ashland, Inc.	79,560	3,693,175
BASF AG	19,555	1,070,034
Dow Chemical Co.	633,400	15,024,251
E.I. du Pont de Nemours & Co.	408,390	14,126,210
FMC Corp.	47,500	2,727,925
Huntsman Corp.	205,820	1,784,459
Solutia, Inc. (a)	101,583	1,330,737
		39,756,791
Fertilizers & Agricultural Chemicals - 11.1%
CF Industries Holdings, Inc.	55,146	3,499,014
Israel Chemicals Ltd.	43,500	455,810
Monsanto Co.	271,686	12,557,327
The Mosaic Co.	87,375	3,405,878
Yara International ASA	23,900	671,823
		20,589,852
Industrial Gases - 9.5%
Air Products & Chemicals, Inc.	73,000	4,731,130
Praxair, Inc.	170,725	12,973,393
		17,704,523
Specialty Chemicals - 9.3%
Albemarle Corp.	39,197	1,556,513
Ecolab, Inc.	124,951	5,611,549
Ferro Corp. (a)	406,546	2,996,244
Innophos Holdings, Inc.	95,085	2,479,817
Stepan Co.	9,600	656,928
Symrise AG	58,700	1,213,674
W.R. Grace & Co. (a)	133,981	2,818,960
		17,333,685
TOTAL CHEMICALS		100,609,638
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.7%
Construction & Engineering - 1.7%
Fluor Corp.	34,800	$ 1,479,000
Granite Construction, Inc.	74,521	1,757,205
		3,236,205
CONSTRUCTION MATERIALS - 3.8%
Construction Materials - 3.8%
Cemex SA de CV sponsored ADR	237,516	2,296,780
HeidelbergCement AG	40,771	1,937,189
Martin Marietta Materials, Inc. (c)	33,278	2,822,307
		7,056,276
CONTAINERS & PACKAGING - 9.0%
Metal & Glass Containers - 9.0%
Ball Corp.	70,575	3,728,477
Crown Holdings, Inc. (a)	144,239	3,611,745
Owens-Illinois, Inc. (a)	222,200	5,877,190
Pactiv Corp. (a)	127,704	3,556,556
		16,773,968
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
Caterpillar, Inc.	26,586	1,597,021
METALS & MINING - 24.2%
Aluminum - 2.0%
Alcoa, Inc.	381,430	3,837,186
Diversified Metals & Mining - 5.4%
Anglo American PLC (United Kingdom) (a)	30,377	1,058,173
Freeport-McMoRan Copper & Gold, Inc.	111,855	6,613,986
Teck Resources Ltd. Class B (sub. vtg.)	38,627	1,142,246
Walter Energy, Inc.	20,984	1,276,876
		10,091,281
Gold - 7.4%
AngloGold Ashanti Ltd. sponsored ADR	85,727	3,701,692
Newcrest Mining Ltd.	40,488	1,180,527
Newmont Mining Corp.	93,500	5,772,690
Randgold Resources Ltd. sponsored ADR	19,615	1,858,521
Yamana Gold, Inc.	115,900	1,188,885
		13,702,315
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - 9.4%
Allegheny Technologies, Inc.	79,300	$ 3,504,267
Carpenter Technology Corp.	95,500	3,135,265
Commercial Metals Co.	182,281	2,409,755
Jindal Steel & Power Ltd.	49,910	666,744
Nucor Corp.	46,800	1,791,504
Steel Dynamics, Inc.	220,100	2,903,119
Ternium SA sponsored ADR (c)	45,500	1,497,860
Vale SA sponsored ADR (a)	62,550	1,523,093
		17,431,607
TOTAL METALS & MINING		45,062,389
OIL, GAS & CONSUMABLE FUELS - 1.1%
Coal & Consumable Fuels - 1.1%
Centennial Coal Co. Ltd.	310,139	1,145,081
Massey Energy Co.	32,800	897,080
		2,042,161
PAPER & FOREST PRODUCTS - 2.7%
Forest Products - 2.7%
Weyerhaeuser Co.	140,800	4,956,160
TOTAL COMMON STOCKS (Cost $193,798,404)		183,502,281
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.20% (d)	1,967,303	1,967,303
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	2,064,275	2,064,275
TOTAL MONEY MARKET FUNDS (Cost $4,031,578)		4,031,578
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $197,829,982)		187,533,859
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,724,908)
NET ASSETS - 100%		$ 185,808,951
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,039
Fidelity Securities Lending Cash Central Fund	5,195
Total	$ 9,234
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 183,502,281	$ 174,559,036	$ 8,943,245	$ -
Money Market Funds	4,031,578	4,031,578	-	-
Total Investments in Securities:	$ 187,533,859	$ 178,590,614	$ 8,943,245	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $200,639,234. Net unrealized depreciation aggregated $13,105,375, of which $12,995,467 related to appreciated investment securities and $26,100,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Telecom Services
Central Fund

June 30, 2010

1.851904.103

TSCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.9%
Communications Equipment - 0.9%
Aruba Networks, Inc. (a)	230	$ 3,275
Cisco Systems, Inc. (a)	16,600	353,746
F5 Networks, Inc. (a)	110	7,543
Infinera Corp. (a)	28	180
Juniper Networks, Inc. (a)	27,257	622,005
Nortel Networks Corp. (a)	4,600	0
Polycom, Inc. (a)	180	5,362
Sandvine Corp. (a)	2,308	4,423
Sonus Networks, Inc. (a)	107,533	291,414
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	3,306
		1,291,254
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	400	5,136
NetApp, Inc. (a)	460	17,163
		22,299
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.8%
Alternative Carriers - 5.6%
Cable & Wireless Worldwide PLC	1,607	2,062
Cogent Communications Group, Inc. (a)	32,600	247,108
Global Crossing Ltd. (a)	212,100	2,241,897
Iliad Group SA (c)	19,147	1,486,777
Level 3 Communications, Inc. (a)	4,937	5,381
PAETEC Holding Corp. (a)	53,900	183,799
tw telecom, inc. (a)	261,900	4,368,492
		8,535,516
Integrated Telecommunication Services - 48.2%
AT&T, Inc.	1,080,332	26,133,232
BT Group PLC	3,900	7,526
Cable & Wireless PLC	1,607	1,375
Cbeyond, Inc. (a)	126,850	1,585,625
CenturyTel, Inc.	200,266	6,670,860
China Telecom Corp. Ltd. sponsored ADR (c)	5,800	277,936
China Unicom (Hong Kong) Ltd. sponsored ADR	230,800	3,069,640
Cincinnati Bell, Inc. (a)	113,700	342,237
Deutsche Telekom AG	13,954	162,843
FairPoint Communications, Inc. (a)	2,804	149
Hellenic Telecommunications Organization SA	93	699
PT Telkomunikasi Indonesia Tbk Series B	1,511,000	1,281,448
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
Qwest Communications International, Inc.	1,769,600	$ 9,290,400
Telecom Italia SpA sponsored ADR	200	2,202
Telefonica SA	229	4,242
Telefonica SA sponsored ADR (c)	37,800	2,099,034
Telenor ASA	400	5,039
Telenor ASA sponsored ADR	33,900	1,275,657
Telkom SA Ltd.	400	1,967
Verizon Communications, Inc. (e)	743,270	20,826,425
Windstream Corp.	37,196	392,790
		73,431,326
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		81,966,842
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Rackspace Hosting, Inc. (a)	22,700	416,318
SAVVIS, Inc. (a)	2,100	30,975
		447,293
MEDIA - 7.1%
Broadcasting - 0.1%
Ten Network Holdings Ltd. (a)	91,379	122,160
Cable & Satellite - 7.0%
Cablevision Systems Corp. - NY Group Class A	51	1,225
Comcast Corp. Class A	68,500	1,189,845
DIRECTV (a)	78,333	2,657,055
Dish TV India Ltd. (a)	3,371	3,396
Liberty Global, Inc. Class A (a)	83,934	2,181,445
Net Servicos de Comunicacao SA sponsored ADR (a)	102,100	958,719
Time Warner Cable, Inc.	22,800	1,187,424
Virgin Media, Inc. (c)	153,694	2,565,153
		10,744,262
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	9	177
TOTAL MEDIA		10,866,599
Common Stocks - continued
	Shares	Value
SOFTWARE - 1.5%
Application Software - 1.5%
Gameloft (a)	505,402	$ 2,257,007
Synchronoss Technologies, Inc. (a)	630	11,951
		2,268,958
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	6,100	8,113
TOTAL SOFTWARE		2,277,071
WIRELESS TELECOMMUNICATION SERVICES - 36.0%
Wireless Telecommunication Services - 36.0%
American Tower Corp. Class A (a)	268,611	11,953,190
China Mobile (Hong Kong) Ltd. sponsored ADR	3,300	163,053
Clearwire Corp. Class A (a)(c)	711,741	5,181,474
Crown Castle International Corp. (a)	210,020	7,825,345
ICO Global Communications Holdings Ltd. Class A (a)	889,600	1,432,256
Idea Cellular Ltd. (a)	2,124	2,700
Leap Wireless International, Inc. (a)	184,150	2,390,267
MetroPCS Communications, Inc. (a)	422,116	3,457,130
Millicom International Cellular SA	1,600	129,712
MTN Group Ltd.	112,400	1,478,890
NII Holdings, Inc. (a)	169,819	5,522,514
NTELOS Holdings Corp.	451	7,757
PT Indosat Tbk	700	380
Rogers Communications, Inc. Class B (non-vtg.)	200	6,534
SBA Communications Corp. Class A (a)	105,850	3,599,959
Sprint Nextel Corp. (a)	1,858,202	7,878,776
Syniverse Holdings, Inc. (a)	15,113	309,061
Telephone & Data Systems, Inc.	7,506	228,107
TIM Participacoes SA sponsored ADR (non-vtg.)	4,400	119,416
VimpelCom Ltd. ADR (a)	80,100	1,296,018
Vivo Participacoes SA sponsored ADR	37,800	979,776
Vodafone Group PLC sponsored ADR	38,400	793,728
		54,756,043
TOTAL COMMON STOCKS (Cost $143,166,038)		151,627,401
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	857,924	$ 857,924
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	5,862,125	5,862,125
TOTAL MONEY MARKET FUNDS (Cost $6,720,049)		6,720,049
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $149,886,087)		158,347,450
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(6,066,781)
NET ASSETS - 100%		$ 152,280,669
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) A portion of the security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,495
Fidelity Securities Lending Cash Central Fund	75,866
Total	$ 80,361
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 151,627,401	$ 146,289,747	$ 5,337,654	$ -
Money Market Funds	6,720,049	6,720,049	-	-
Total Investments in Securities:	$ 158,347,450	$ 153,009,796	$ 5,337,654	$ -
Other Financial Instruments:
Forward Commitments	$ 110,931	$ 110,931	$ -	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $152,983,818. Net unrealized appreciation aggregated $5,363,632, of which $18,837,916 related to appreciated investment securities and $13,474,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Utilities
Central Fund

June 30, 2010

1.851905.103

UTCIP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.2%
	Shares	Value
ELECTRIC UTILITIES - 57.8%
Electric Utilities - 57.8%
American Electric Power Co., Inc.	556,400	$ 17,971,720
Entergy Corp.	186,200	13,335,644
FirstEnergy Corp.	247,800	8,729,994
Iberdrola SA	305,793	1,718,658
ITC Holdings Corp.	176,500	9,338,615
NextEra Energy, Inc.	409,217	19,953,421
NV Energy, Inc.	932,851	11,016,970
Pepco Holdings, Inc.	353,207	5,538,286
Pinnacle West Capital Corp.	260,540	9,473,234
PPL Corp.	369,255	9,212,912
Southern Co.	189,400	6,303,232
		112,592,686
GAS UTILITIES - 4.6%
Gas Utilities - 4.6%
National Fuel Gas Co. New Jersey	92,565	4,246,882
Questar Corp.	102,430	4,659,541
		8,906,423
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.6%
Independent Power Producers & Energy Traders - 6.6%
AES Corp. (a)	611,996	5,654,843
Calpine Corp. (a)	318,100	4,046,232
NRG Energy, Inc. (a)	117,507	2,492,323
RRI Energy, Inc. (a)	157,317	596,231
		12,789,629
MULTI-UTILITIES - 31.6%
Multi-Utilities - 31.6%
Alliant Energy Corp.	18,441	585,317
CMS Energy Corp. (c)	636,589	9,326,029
PG&E Corp.	233,877	9,612,345
Public Service Enterprise Group, Inc.	578,550	18,125,972
Sempra Energy	356,153	16,664,399
TECO Energy, Inc.	472,735	7,124,116
		61,438,178
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Exploration & Production - 0.6%
Canacol Energy Ltd. (a)	1,460,600	$ 1,234,832
TOTAL COMMON STOCKS (Cost $200,617,778)		196,961,748
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.20% (d)	750,075	750,075
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	33,550	33,550
TOTAL MONEY MARKET FUNDS (Cost $783,625)		783,625
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $201,401,403)		197,745,373
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,047,393)
NET ASSETS - 100%		$ 194,697,980
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,868
Fidelity Securities Lending Cash Central Fund	3,391
Total	$ 6,259
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 196,961,748	$ 195,243,090	$ 1,718,658	$ -
Money Market Funds	783,625	783,625	-	-
Total Investments in Securities:	$ 197,745,373	$ 196,026,715	$ 1,718,658	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $203,785,878. Net unrealized depreciation aggregated $6,040,505, of which $4,474,363 related to appreciated investment securities and $10,514,868 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010